UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-23024

Pacer Funds Trust
 (Exact name of registrant as specified in charter)

16 Industrial Blvd., Suite 201
Paoli, PA 19301
(Address of principal executive offices) (Zip code)

Joe M. Thomson
16 Industrial Blvd., Suite 201
Paoli, PA 19301
 (Name and address of agent for service)

(610)-664-8100
Registrant’s telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period: July 31, 2016

Item 1. Schedule of Investments.

Pacer TrendpilotTM 750 ETF
Schedule of Investments
July 31, 2016 (Unaudited)
	Shares	Value
COMMON STOCKS - 95.5%
Advertising - 0.1%
Interpublic Group of Cos., Inc.	7,678	$177,054
Omnicom Group, Inc.	4,958	407,994
		585,048
Aerospace/Defense - 2.2%
B/E Aerospace, Inc.	1,929	92,274
Boeing Co.	12,298	1,643,751
General Dynamics Corp.	4,748	697,434
Harris Corp.	2,518	218,109
L-3 Communications Holdings, Inc.	1,555	235,785
Lockheed Martin Corp.	5,810	1,468,361
Northrop Grumman Corp.	3,724	806,730
Orbital ATK, Inc.	988	86,075
Raytheon Co.	6,129	855,179
Rockwell Collins, Inc.	2,427	205,373
Spirit AeroSystems Holdings, Inc. - Class A (a)	2,525	109,534
TransDigm Group, Inc. (a)	1,011	282,595
United Technologies Corp.	17,456	1,879,138
		8,580,338
Agriculture - 1.8%
Altria Group, Inc.	40,809	2,762,769
Archer-Daniels-Midland Co.	10,953	493,761
Bunge Ltd.	2,825	185,998
Philip Morris International, Inc.	28,570	2,864,428
Reynolds American, Inc.	18,372	919,703
		7,226,659
Airlines - 0.5%
Alaska Air Group, Inc.	2,187	147,010
American Airlines Group, Inc.	11,290	400,795
Delta Air Lines, Inc.	16,095	623,681
JetBlue Airways Corp. (a)	3,647	66,850
Southwest Airlines Co.	10,489	388,198
United Continental Holdings, Inc. (a)	6,429	301,456
		1,927,990
Apparel - 0.7%
Carter’s, Inc.	969	98,111
Hanesbrands, Inc.	7,623	203,229
NIKE, Inc. - Class B	25,795	1,431,622
Ralph Lauren Corp.	1,030	101,033
Skechers U.S.A, Inc. - Class A (a)	2,135	51,283
Under Armour, Inc. - Class A (a)	6,856	270,538
VF Corp.	7,218	450,620
		2,606,436
Auto Manufacturers - 0.7%
Ford Motor Co.	79,341	1,004,457
General Motors Co.	29,045	916,079
PACCAR, Inc.	6,378	376,111

Tesla Motors, Inc. (a)	2,007	471,224
		2,767,871
Auto Parts & Equipment - 0.3%
Allison Transmission Holdings, Inc.	529	15,246
Autoliv, Inc.	1,645	174,041
BorgWarner, Inc.	4,057	134,611
Goodyear Tire & Rubber Co.	5,371	153,987
Johnson Controls, Inc.	12,661	581,393
Lear Corp.	1,521	172,557
WABCO Holdings, Inc. (a)	1,024	102,677
		1,334,512
Banks - 6.4%
Bank of America Corp.	214,258	3,104,598
Bank of New York Mellon Corp.	22,465	885,121
BB&T Corp.	17,220	634,901
Capital One Financial Corp.	10,681	716,482
Citigroup, Inc.	61,218	2,681,961
Citizens Financial Group, Inc.	4,225	94,344
Comerica, Inc.	2,993	135,403
Commerce Bancshares, Inc.	1,693	80,062
Cullen/Frost Bankers, Inc.	991	67,279
East West Bancorp, Inc.	2,591	88,664
Fifth Third Bancorp	15,843	300,700
First Republic Bank	290	20,784
Goldman Sachs Group, Inc.	8,205	1,303,036
Huntington Bancshares, Inc.	14,714	139,783
JPMorgan Chase & Co.	76,272	4,879,120
KeyCorp.	17,011	199,029
M&T Bank Corp.	3,000	343,680
Morgan Stanley	33,528	963,260
Northern Trust Corp.	4,760	321,728
PNC Financial Services Group, Inc.	10,414	860,717
Regions Financial Corp.	23,049	211,359
Signature Bank (a)	982	118,076
State Street Corp.	8,259	543,277
SunTrust Banks, Inc.	9,230	390,337
SVB Financial Group (a)	932	93,591
US Bancorp	36,011	1,518,584
Wells Fargo & Co.	95,761	4,593,655
Zions Bancorp	3,769	105,080
		25,394,611
Beverages - 2.2%
Brown-Forman Corp. - Class B	2,397	235,362
Coca-Cola Co.	81,600	3,560,208
Constellation Brands, Inc. - Class A	3,457	569,126
Dr Pepper Snapple Group, Inc.	3,545	349,218
Molson Coors Brewing Co. - Class B	2,955	301,883
Monster Beverage Corp. (a)	3,064	492,170
PepsiCo, Inc.	29,809	3,246,796
		8,754,763
Biotechnology - 2.6%
Alexion Pharmaceuticals, Inc. (a)	3,679	473,119

Alnylam Pharmaceuticals, Inc. (a)	1,273	86,666
Amgen, Inc.	13,670	2,351,650
Biogen, Inc. (a)	3,888	1,127,248
BioMarin Pharmaceutical, Inc. (a)	2,485	247,059
Celgene Corp. (a)	16,157	1,812,654
Gilead Sciences, Inc.	27,780	2,207,676
Illumina, Inc. (a)	2,417	402,068
Incyte Corp. (a)	3,665	330,620
Ionis Pharmaceuticals, Inc. (a)	1,768	51,608
Medivation, Inc. (a)	2,924	187,107
Regeneron Pharmaceuticals, Inc. (a)	1,445	614,298
Seattle Genetics, Inc. (a)	2,053	98,667
United Therapeutics Corp. (a)	731	88,458
Vertex Pharmaceuticals, Inc. (a)	4,337	420,689
		10,499,587
Building Materials - 0.3%
Fortune Brands Home & Security, Inc.	2,551	161,402
Lennox International, Inc.	716	112,269
Martin Marietta Materials, Inc.	1,127	228,387
Masco Corp.	6,275	228,912
Owens Corning	2,152	113,862
Vulcan Materials Co.	2,423	300,403
		1,145,235
Chemicals - 2.0%
Air Products & Chemicals, Inc.	4,171	623,231
Albemarle Corp.	2,343	197,210
Ashland, Inc.	1,185	134,189
Axalta Coating Systems Ltd. (a)	1,535	43,824
Celanese Corp. - Class A	2,716	172,249
CF Industries Holdings, Inc.	4,240	104,643
Dow Chemical Co.	23,420	1,256,951
Eastman Chemical Co.	2,836	184,992
Ecolab, Inc.	5,467	647,184
EI du Pont de Nemours & Co.	16,089	1,112,876
FMC Corp.	2,195	104,350
Ingevity Corp. (a)	839	32,109
International Flavors & Fragrances, Inc.	1,450	193,213
Monsanto Co.	8,336	890,035
Mosaic Co.	6,674	180,198
NewMarket Corp.	122	52,209
PPG Industries, Inc.	5,137	537,895
Praxair, Inc.	5,253	612,185
RPM International, Inc.	2,534	137,495
Sherwin-Williams Co.	1,582	474,173
Valspar Corp.	1,337	142,350
Westlake Chemical Corp.	837	38,284
WR Grace & Co.	1,361	101,898
		7,973,743
Commercial Services - 1.4%
Aramark	1,294	46,390
Automatic Data Processing, Inc.	9,400	836,130
Cintas Corp.	1,780	190,941

CoStar Group, Inc. (a)	672	139,709
Equifax, Inc.	2,272	300,949
FleetCor Technologies, Inc. (a)	820	124,378
Gartner, Inc. (a)	1,558	156,189
Global Payments, Inc.	2,700	201,582
H&R Block, Inc.	4,084	97,158
Herc Holdings, Inc. (a)	208	7,367
Hertz Global Holdings, Inc. (a)	622	30,279
IHS Markit Ltd. (a)	0	17
KAR Auction Services, Inc.	761	32,548
Live Nation Entertainment, Inc. (a)	1,845	50,590
ManpowerGroup, Inc.	1,349	93,621
MarketAxess Holdings, Inc.	708	114,455
Moody’s Corp.	3,449	365,628
PayPal Holdings, Inc. (a)	23,398	871,341
Quanta Services, Inc. (a)	2,682	68,659
Robert Half International, Inc.	2,653	96,941
Rollins, Inc.	2,282	64,307
S&P Global, Inc.	5,109	624,320
Sabre Corp.	3,504	102,142
Service Corp. International	3,180	88,150
ServiceMaster Global Holdings, Inc. (a)	421	15,926
Total System Services, Inc.	3,544	180,460
TransUnion (a)	1,216	39,788
United Rentals, Inc. (a)	1,631	129,942
Vantiv, Inc. - Class A (a)	1,485	81,333
Verisk Analytics, Inc. (a)	3,208	273,578
Western Union Co.	7,412	148,240
		5,573,058
Computers - 4.8%
Apple, Inc.	114,252	11,906,201
Cadence Design System, Inc. (a)	5,742	138,095
Cognizant Technology Solutions Corp. - Class A (a)	12,638	726,559
Computer Sciences Corp.	2,617	125,171
CSRA, Inc.	2,898	78,014
EMC Corp.	40,742	1,152,184
Fortinet, Inc. (a)	2,743	95,155
Genpact Ltd. (a)	3,176	85,021
Hewlett Packard Enterprise Co.	35,961	755,900
HP, Inc.	35,681	499,891
International Business Machines Corp.	18,318	2,942,237
NCR Corp. (a)	2,365	77,974
NetApp, Inc.	4,490	118,311
Synopsys, Inc. (a)	2,829	153,219
Teradata Corp. (a)	2,598	73,731
Western Digital Corp.	5,372	255,224
		19,182,887
Cosmetics/Personal Care - 1.6%
Colgate-Palmolive Co.	17,439	1,297,985
Coty, Inc. - Class A	826	22,195
Edgewell Personal Care Co. (a)	1,132	95,778
Estee Lauder Cos., Inc.	4,016	373,086

Procter & Gamble Co.	55,523	4,752,214
		6,541,258
Distribution/Wholesale - 0.2%
Fastenal Co.	5,386	230,252
HD Supply Holdings, Inc. (a)	1,248	45,165
Ingram Micro, Inc.	2,834	97,036
LKQ Corp. (a)	5,307	182,508
Watsco, Inc.	487	70,147
WW Grainger, Inc.	1,075	235,264
		860,372
Diversified Financial Services - 3.2%
Affiliated Managers Group, Inc. (a)	1,084	159,110
Alliance Data Systems Corp. (a)	1,189	275,396
Ally Financial, Inc.	10,625	191,675
American Express Co.	17,728	1,142,747
Ameriprise Financial, Inc.	3,237	310,234
BlackRock, Inc.	2,647	969,464
CBOE Holdings, Inc.	200	13,760
Charles Schwab Corp.	24,343	691,828
CIT Group, Inc.	3,804	131,466
CME Group, Inc.	5,936	606,897
Discover Financial Services	8,598	488,710
E*TRADE Financial Corp. (a)	5,256	131,820
Eaton Vance Corp.	2,134	80,687
FNF Group	5,717	215,359
Franklin Resources, Inc.	8,178	295,962
Intercontinental Exchange, Inc.	2,273	600,527
Invesco Ltd.	8,611	251,269
Legg Mason, Inc.	1,896	64,729
MasterCard, Inc. - Class A	19,756	1,881,561
NASDAQ, Inc.	2,337	165,366
Navient Corp.	5,207	73,939
OneMain Holdings, Inc. (a)	987	28,465
Raymond James Financial, Inc.	2,480	136,152
Santander Consumer USA Holdings, Inc. (a)	397	4,363
SEI Investments Co.	2,444	109,980
Synchrony Financial (a)	17,395	484,973
T Rowe Price Group, Inc.	5,122	362,074
TD Ameritrade Holding Corp.	5,984	181,674
Visa, Inc. - Class A	32,730	2,554,577
		12,604,764
Electric - 3.1%
AES Corp.	13,308	164,354
Alliant Energy Corp.	4,233	170,378
Ameren Corp.	4,899	256,904
American Electric Power Co., Inc.	10,249	710,256
Avangrid, Inc.	1,236	55,793
Calpine Corp. (a)	6,533	89,763
CMS Energy Corp.	4,596	207,647
Consolidated Edison, Inc.	5,913	473,513
Dominion Resources, Inc.	12,033	938,815
DTE Energy Co.	3,385	330,105

Duke Energy Corp.	14,370	1,229,928
Edison International	6,364	492,446
Entergy Corp.	3,172	258,169
Eversource Energy	6,055	354,157
Exelon Corp.	15,752	587,235
FirstEnergy Corp.	8,766	306,109
Great Plains Energy, Inc.	2,920	86,958
ITC Holdings Corp.	3,155	145,919
MDU Resources Group, Inc.	3,467	83,381
NextEra Energy, Inc.	9,524	1,221,834
NRG Energy, Inc.	5,731	79,317
OGE Energy Corp.	3,723	119,769
PG&E Corp.	10,346	661,523
Pinnacle West Capital Corp.	2,072	163,419
PPL Corp.	13,971	526,846
Public Service Enterprise Group, Inc.	9,880	454,579
SCANA Corp.	2,410	180,605
Southern Co.	19,577	1,047,370
WEC Energy Group, Inc.	5,953	386,409
Westar Energy, Inc.	2,704	150,261
Xcel Energy, Inc.	9,919	436,238
		12,370,000
Electrical Components & Equipment - 0.3%
Acuity Brands, Inc.	777	203,908
AMETEK, Inc.	4,143	194,845
Emerson Electric Co.	13,419	750,122
Hubbell, Inc.	910	98,126
		1,247,001
Electronics - 1.1%
Agilent Technologies, Inc.	6,358	305,883
Amphenol Corp. - Class A	4,851	288,732
Arrow Electronics, Inc. (a)	1,587	105,520
Avnet, Inc.	2,424	99,626
Corning, Inc.	22,429	498,372
FLIR Systems, Inc.	2,597	84,610
Fortive Corp. (a)	6,158	296,877
Gentex Corp.	5,575	98,510
Honeywell International, Inc.	15,896	1,849,182
Jabil Circuit, Inc.	3,223	65,588
Keysight Technologies, Inc. (a)	3,288	96,141
Mettler-Toledo International, Inc. (a)	450	185,045
PerkinElmer, Inc.	2,009	114,352
Trimble Navigation Ltd. (a)	3,399	89,870
Waters Corp. (a)	1,635	259,851
		4,438,159
Energy-Alternate Sources - 0.0% (b)
First Solar, Inc. (a)	1,544	72,074

Engineering & Construction - 0.1%
Fluor Corp.	2,811	150,445
Jacobs Engineering Group, Inc. (a)	2,137	114,372
SBA Communications Corp. - Class A (a)	2,592	298,080
		562,897

Entertainment - 0.0% (b)
Lions Gate Entertainment Corp.	2,547	50,915
Six Flags Entertainment Corp.	1,448	81,653
Vail Resorts, Inc.	234	33,478
		166,046
Environmental Control - 0.2%
Republic Services, Inc.	5,189	265,988
Stericycle, Inc. (a)	1,715	154,813
Waste Management, Inc.	8,577	567,111
		987,912
Food - 2.0%
Blue Buffalo Pet Products, Inc. (a)	1,436	36,876
Campbell Soup Co.	4,177	260,102
ConAgra Foods, Inc.	8,813	412,096
General Mills, Inc.	11,608	834,499
Hain Celestial Group, Inc. (a)	1,998	105,474
Hershey Co.	3,172	351,331
Hormel Foods Corp.	5,526	206,396
Ingredion, Inc.	1,374	183,072
JM Smucker Co.	2,417	372,605
Kellogg Co.	5,592	462,514
Kroger Co.	17,356	593,402
McCormick & Co., Inc.	1,971	201,535
Mondelez International, Inc. - Class A	32,373	1,423,764
Pilgrim’s Pride Corp.	1,301	30,248
Pinnacle Foods, Inc.	674	33,841
Post Holdings, Inc. (a)	1,112	96,377
Sysco Corp.	11,753	608,688
The Kraft Heinz Co.	12,682	1,095,598
TreeHouse Foods, Inc. (a)	977	100,817
Tyson Foods, Inc. - Class A	4,851	357,034
WhiteWave Foods Co. (a)	2,239	124,242
Whole Foods Market, Inc.	6,127	186,751
		8,077,262
Forest Products & Paper - 0.1%
International Paper Co.	8,028	367,763

Gas - 0.4%
Atmos Energy Corp.	1,929	153,915
CenterPoint Energy, Inc.	7,356	175,955
National Fuel Gas Co.	1,640	92,676
NiSource, Inc.	6,493	166,610
Piedmont Natural Gas Co., Inc.	1,492	89,222
Questar Corp.	2,763	69,545
Sempra Energy	4,926	551,121
UGI Corp.	3,218	145,647
		1,444,691
Hand/Machine Tools - 0.2%
Lincoln Electric Holdings, Inc.	1,099	68,204
Snap-On, Inc.	1,173	184,360
Stanley Black & Decker, Inc.	3,098	377,027

		629,591
Healthcare-Products - 2.7%
Abbott Laboratories	30,318	1,356,731
Alere, Inc. (a)	1,671	62,663
Align Technology, Inc. (a)	1,405	125,256
Baxter International, Inc.	11,521	553,238
Becton Dickinson and Co.	4,380	770,880
Boston Scientific Corp. (a)	21,979	533,650
CR Bard, Inc.	1,383	309,419
Danaher Corp.	12,684	1,032,985
DENTSPLY SIRONA, Inc.	4,730	302,909
Edwards Lifesciences Corp. (a)	3,995	457,507
Henry Schein, Inc. (a)	1,384	250,476
Hologic, Inc. (a)	5,074	195,298
IDEXX Laboratories, Inc. (a)	1,551	145,468
Intuitive Surgical, Inc. (a)	793	551,738
Patterson Cos., Inc.	1,451	71,621
ResMed, Inc.	2,680	184,598
St. Jude Medical, Inc.	5,426	450,575
Stryker Corp.	6,723	781,751
Teleflex, Inc.	840	151,460
The Cooper Cos., Inc.	827	150,903
Thermo Fisher Scientific, Inc.	8,208	1,303,759
Varian Medical Systems, Inc. (a)	1,795	170,058
West Pharmaceutical Services, Inc.	1,282	102,919
Zimmer Biomet Holdings, Inc.	4,199	550,657
		10,566,519
Healthcare-Services - 1.7%
Acadia Healthcare Co., Inc. (a)	1,630	92,095
Aetna, Inc.	7,312	842,416
Anthem, Inc.	5,485	720,400
Centene Corp. (a)	3,442	242,833
Cigna Corp.	5,352	690,194
DaVita HealthCare Partners, Inc. (a)	3,391	262,938
Envision Healthcare Holdings, Inc. (a)	1,206	29,656
HCA Holdings, Inc. (a)	869	67,026
Humana, Inc.	2,778	479,344
Laboratory Corp. of American Holdings (a)	1,955	272,840
MEDNAX, Inc. (a)	1,775	122,315
Quest Diagnostics, Inc.	2,479	214,086
UnitedHealth Group, Inc.	18,566	2,658,651
Universal Health Services, Inc. - Class B	1,680	217,610
		6,912,404
Holding Companies-Diversified - 0.0% (b)
Leucadia National Corp.	6,914	126,250

Home Builders - 0.2%
DR Horton, Inc.	6,010	197,609
Lennar Corp. - Class A	3,238	151,538
NVR, Inc. (a)	69	117,645
PulteGroup, Inc.	5,912	125,216
Toll Brothers, Inc. (a)	2,687	75,263
		667,271

Home Furnishings - 0.1%
Harman International Industries, Inc.	1,316	108,754
Leggett & Platt, Inc.	2,473	130,006
Whirlpool Corp.	1,533	294,888
		533,648
Household Products/Wares - 0.4%
Avery Dennison Corp.	1,761	137,164
Church & Dwight Co., Inc.	2,420	237,741
Clorox Co.	2,411	316,010
Kimberly-Clark Corp.	7,433	962,945
		1,653,860
Housewares - 0.2%
Newell Brands, Inc.	10,135	531,682
Toro Co.	1,050	96,548
		628,230
Insurance - 3.8%
Aflac, Inc.	7,900	571,012
Alleghany Corp. (a)	294	159,789
Allstate Corp.	7,810	533,657
American Financial Group, Inc.	1,423	104,021
American International Group, Inc.	22,096	1,202,906
AmTrust Financial Services, Inc.	2,045	48,814
Arch Capital Group Ltd. (a)	1,573	114,247
Arthur J Gallagher & Co.	3,140	154,457
Assurant, Inc.	1,126	93,469
Assured Guaranty Ltd.	2,743	73,485
Axis Capital Holdings Ltd.	1,443	80,202
Berkshire Hathaway, Inc. - Class B (a)	41,807	6,031,496
Brown & Brown, Inc.	2,269	83,181
Cincinnati Financial Corp.	2,880	215,136
CNA Financial Corp.	601	19,130
Erie Indemnity Co. - Class A	440	42,984
Everest Re Group Ltd.	574	108,492
Hartford Financial Services Group, Inc.	7,943	316,529
Lincoln National Corp.	4,826	210,751
Loews Corp.	6,697	276,787
Markel Corp. (a)	269	255,214
Marsh & McLennan Cos., Inc.	10,873	714,900
MetLife, Inc.	19,504	833,601
Old Republic International Corp.	4,655	90,214
Principal Financial Group, Inc.	5,467	254,926
Progressive Corp.	11,384	370,094
Prudential Financial, Inc.	9,220	694,174
Reinsurance Group of America, Inc.	1,150	114,137
RenaissanceRe Holdings Ltd.	736	86,495
Torchmark Corp.	2,304	142,548
Travelers Cos., Inc.	6,035	701,388
Unum Group	4,327	144,565
Voya Financial, Inc.	4,163	106,698
WR Berkley Corp.	1,659	96,537
		15,046,036

Internet - 6.6%
Alphabet, Inc. - Class C (a)	11,760	9,040,971
Amazon.com, Inc. (a)	8,689	6,593,300
CDW Corp.	514	22,066
eBay, Inc. (a)	22,181	691,160
Expedia, Inc.	2,249	262,346
F5 Networks, Inc. (a)	1,353	166,987
Facebook, Inc. - Class A (a)	45,063	5,585,108
GoDaddy, Inc. - Class A (a)	321	9,604
IAC/InterActiveCorp.	1,423	82,477
Liberty Ventures - Class A (a)	2,517	94,916
LinkedIn Corp. - Class A (a)	2,283	440,003
Match Group, Inc. (a)	2,983	46,982
Netflix, Inc. (a)	7,888	719,780
Splunk, Inc. (a)	706	44,153
Symantec Corp.	12,499	255,355
The Priceline Group, Inc. (a)	1,035	1,398,088
TripAdvisor, Inc. (a)	1,918	134,203
Twitter, Inc. (a)	2,025	33,696
VeriSign, Inc. (a)	1,638	141,867
Yahoo!, Inc. (a)	18,549	708,386
		26,471,448
Iron/Steel - 0.1%
Nucor Corp.	5,925	317,817
Reliance Steel & Aluminum Co.	1,380	108,247
Steel Dynamics, Inc.	4,703	126,135
		552,199
Leisure Time - 0.2%
Carnival Corp.	9,107	425,479
Harley-Davidson, Inc.	3,658	193,581
Norwegian Cruise Line Holdings Ltd. (a)	605	25,773
Polaris Industries, Inc.	1,147	113,266
Royal Caribbean Cruises Ltd.	3,104	224,854
		982,953
Lodging - 0.4%
Hilton Worldwide Holdings, Inc.	2,637	61,152
Hyatt Hotels Corp. - Class A (a)	745	37,578
Las Vegas Sands Corp.	8,818	446,632
Marriott International, Inc. - Class A	3,836	275,041
MGM Resorts International (a)	9,156	219,561
Starwood Hotels & Resorts Worldwide, Inc.	3,498	273,054
Wyndham Worldwide Corp.	1,963	139,412
Wynn Resorts Ltd.	1,829	179,150
		1,631,580
Machinery-Construction & Mining - 0.3%
Caterpillar, Inc.	12,181	1,008,100

Machinery-Diversified - 0.6%
AGCO Corp.	1,336	64,342
Cummins, Inc.	3,250	399,002
Deere & Co.	5,371	417,380
Flowserve Corp.	2,633	125,989

Graco, Inc.	1,000	74,010
IDEX Corp.	1,364	122,473
Middleby Corp. (a)	1,186	142,771
Nordson Corp.	847	74,782
Rockwell Automation, Inc.	2,717	310,825
Roper Technologies, Inc.	1,863	317,381
Wabtec Corp.	1,719	117,751
Xylem, Inc.	3,375	161,359
		2,328,065
Media - 2.9%
AMC Networks, Inc. - Class A (a)	1,064	58,903
CBS Corp. - Class B	7,941	414,679
Charter Communications, Inc. - Class A (a)	4,611	1,082,986
Comcast Corp. - Class A	47,936	3,223,696
Discovery Communications, Inc. - Class A (a)	2,791	70,026
DISH Network Corp. - Class A (a)	4,227	225,806
FactSet Research Systems, Inc.	779	133,957
Liberty Braves Group- Class A (a)	691	11,395
Liberty Broadband Corp. - Class A (a)	2,155	135,355
Liberty Media Group - Class A (a)	1,728	39,226
Liberty SiriusXM Group (a)	6,911	247,068
News Corp. - Class A	6,949	90,128
Scripps Networks Interactive, Inc. - Class A	1,947	128,619
Sirius XM Holdings, Inc. (a)	39,607	173,875
TEGNA, Inc.	4,394	96,229
Thomson Reuters Corp.	6,676	281,126
Time Warner, Inc.	16,404	1,257,367
Twenty-First Century Fox, Inc. - Class A	19,757	526,326
Viacom, Inc. - Class B	6,326	287,643
Walt Disney Co.	31,321	3,005,250
		11,489,660
Mining - 0.3%
Alcoa, Inc.	26,555	282,014
Freeport-McMoRan, Inc.	24,172	313,269
Newmont Mining Corp.	10,006	440,264
Southern Copper Corp.	1,890	49,121
		1,084,668
Miscellaneous Manufacturing - 2.8%
3M Co.	12,515	2,232,175
AO Smith Corp.	1,321	122,708
AptarGroup, Inc.	981	76,695
Carlisle Cos., Inc.	1,068	110,314
Colfax Corp. (a)	1,876	55,079
Donaldson Co., Inc.	2,273	82,123
Dover Corp.	3,133	223,790
Eaton Corp. PLC	9,554	605,819
General Electric Co.	193,851	6,036,520
Illinois Tool Works, Inc.	6,299	726,905
Parker-Hannifin Corp.	2,480	283,191
Pentair PLC	3,650	232,943
Textron, Inc.	5,488	214,032
		11,002,294

Office/Business Equipment - 0.1%

Pitney Bowes, Inc.	3,474	67,083
Xerox Corp.	17,759	182,918
		250,001
Oil & Gas - 5.3%
Anadarko Petroleum Corp.	10,647	580,581
Antero Resources Corp. (a)	1,724	45,152
Apache Corp.	7,393	388,133
Cabot Oil & Gas Corp.	8,462	208,758
Cheniere Energy, Inc. (a)	4,911	205,427
Chevron Corp.	39,314	4,028,899
Cimarex Energy Co.	1,767	212,075
Concho Resources, Inc. (a)	2,072	257,342
ConocoPhillips	24,181	987,068
Continental Resources, Inc. (a)	1,995	87,880
Devon Energy Corp.	10,815	413,998
Diamondback Energy, Inc. (a)	1,050	92,180
EOG Resources, Inc.	10,378	847,883
EQT Corp.	3,219	234,536
Exxon Mobil Corp.	86,493	7,693,552
Helmerich & Payne, Inc.	1,485	92,025
Hess Corp.	5,903	316,696
HollyFrontier Corp.	2,939	74,709
Marathon Oil Corp.	15,989	218,090
Marathon Petroleum Corp.	10,935	430,730
Murphy Oil Corp.	2,600	71,318
Newfield Exploration Co. (a)	3,700	160,210
Noble Energy, Inc.	6,388	228,179
Occidental Petroleum Corp.	15,929	1,190,374
Phillips 66	9,330	709,640
Pioneer Natural Resources Co.	3,193	519,086
Range Resources Corp.	2,109	85,014
Tesoro Corp.	2,396	182,455
Valero Energy Corp.	9,694	506,802
		21,068,792
Oil & Gas Services - 1.0%
Baker Hughes, Inc.	8,648	413,634
FMC Technologies, Inc. (a)	4,573	116,063
Halliburton Co.	16,587	724,189
National Oilwell Varco, Inc.	6,778	219,268
Schlumberger Ltd.	29,004	2,335,402
Targa Resources Corp.	3,136	116,847
		3,925,403
Packaging & Containers - 0.3%
Ball Corp.	2,675	189,042
Bemis Co., Inc.	1,765	90,086
Crown Holdings, Inc. (a)	2,693	142,648
Packaging Corp. of America	1,712	127,869
Sealed Air Corp.	3,936	185,701
Sonoco Products Co.	1,854	94,424
WestRock Co.	3,867	165,933
		995,703

Pharmaceuticals - 6.9%
AbbVie, Inc.	35,039	2,320,633
Alkermes PLC (a)	2,618	130,638
Allergan PLC (a)	8,251	2,087,091
AmerisourceBergen Corp.	3,161	269,286
Bristol-Myers Squibb Co.	34,818	2,604,735
Cardinal Health, Inc.	6,725	562,210
DexCom, Inc. (a)	1,517	139,913
Eli Lilly & Co.	19,107	1,583,779
Endo International PLC (a)	3,262	56,628
Express Scripts Holding Co. (a)	12,070	918,165
Herbalife Ltd. (a)	1,439	97,866
Johnson & Johnson	56,763	7,108,431
McKesson Corp.	4,695	913,459
Mead Johnson Nutrition Co.	3,106	277,055
Merck & Co., Inc.	57,737	3,386,853
OPKO Health, Inc. (a)	7,896	78,565
Pfizer, Inc.	126,506	4,666,806
Premier, Inc. - Class A (a)	880	28,776
Quintiles Transnational Holdings, Inc. (a)	1,700	131,988
Zoetis, Inc.	2,092	105,583
		27,468,460
Pipelines - 0.4%
Kinder Morgan, Inc.	25,750	523,497
ONEOK, Inc.	3,869	173,293
Spectra Energy Corp.	14,578	524,371
Williams Cos., Inc.	14,657	351,328
		1,572,489
Real Estate - 0.1%
CBRE Group, Inc. - Class A (a)	6,922	196,931
Howard Hughes Corp. (a)	829	99,032
Jones Lang LaSalle, Inc.	721	78,928
		374,891
Retail - 6.5%
Advance Auto Parts, Inc.	1,501	254,960
AutoNation, Inc. (a)	1,350	72,022
AutoZone, Inc. (a)	512	416,753
Bed Bath & Beyond, Inc.	2,876	129,276
Best Buy Co., Inc.	4,099	137,726
CarMax, Inc. (a)	3,483	202,920
Chipotle Mexican Grill, Inc. (a)	465	197,155
Coach, Inc.	5,613	241,976
Copart, Inc. (a)	1,919	96,794
Costco Wholesale Corp.	9,039	1,511,502
CVS Health Corp.	22,166	2,055,232
Darden Restaurants, Inc.	2,390	147,128
Dick’s Sporting Goods, Inc.	1,317	67,549
Dollar General Corp.	1,133	107,340
Dollar Tree, Inc. (a)	4,809	463,059
Domino’s Pizza, Inc.	602	88,675
Foot Locker, Inc.	2,598	154,893
GameStop Corp. - Class A	2,308	71,433

Gap, Inc.	5,828	150,304
Genuine Parts Co.	2,821	288,419
Home Depot, Inc.	24,016	3,319,972
Kohl’s Corp.	3,465	144,109
L Brands, Inc.	4,529	334,693
Liberty Interactive Corp. QVC Group - Class A (a)	6,913	185,338
Lowe’s Cos., Inc.	18,286	1,504,572
Macy’s, Inc.	6,433	230,494
McDonald’s Corp.	18,117	2,131,465
Michaels Cos., Inc. (a)	645	17,002
MSC Industrial Direct Co., Inc.	859	61,702
Nordstrom, Inc.	2,656	117,475
O’Reilly Automotive, Inc. (a)	1,906	553,941
Panera Bread Co. - Class A (a)	392	85,973
PVH Corp.	1,633	165,031
Rite Aid Corp. (a)	21,641	151,487
Ross Stores, Inc.	7,310	451,977
Sally Beauty Holdings, Inc. (a)	1,299	38,100
Signet Jewelers Ltd.	1,576	138,546
Staples, Inc.	13,050	121,234
Starbucks Corp.	28,605	1,660,520
Target Corp.	12,159	915,937
Tiffany & Co.	2,069	133,492
TJX Cos., Inc.	12,762	1,042,911
Tractor Supply Co.	2,695	246,997
Ulta Salon Cosmetics & Fragrance, Inc. (a)	1,190	310,840
Urban Outfitters, Inc. (a)	1,870	55,913
Walgreens Boots Alliance, Inc.	19,929	1,579,373
Wal-Mart Stores, Inc.	33,197	2,422,385
Williams-Sonoma, Inc.	1,270	68,682
Yum! Brands, Inc.	8,499	759,981
		25,805,258
Savings & Loans - 0.1%
New York Community Bancorp, Inc.	9,294	134,298
People’s United Financial, Inc.	5,863	88,883
TFS Financial Corp.	1,337	24,334
		247,515
Semiconductors - 2.5%
Analog Devices, Inc.	5,797	370,023
Applied Materials, Inc.	22,718	597,256
Intel Corp.	98,495	3,433,536
IPG Photonics Corp. (a)	730	61,532
KLA-Tencor Corp.	2,867	217,061
Lam Research Corp.	2,832	254,229
Linear Technology Corp.	4,404	264,196
Marvell Technology Group Ltd.	8,039	94,458
Maxim Integrated Products, Inc.	5,298	216,052
Microchip Technology, Inc.	4,339	241,422
Micron Technology, Inc. (a)	20,020	275,075
NVIDIA Corp.	8,415	480,496
ON Semiconductor Corp. (a)	8,007	80,310
QUALCOMM, Inc.	30,639	1,917,389

Skyworks Solutions, Inc.	3,419	225,722
Texas Instruments, Inc.	16,266	1,134,553
Xilinx, Inc.	4,778	244,060
		10,107,370
Shipbuilding - 0.0% (b)
Huntington Ingalls Industries, Inc.	823	142,033

Software - 4.9%
Activision Blizzard, Inc.	11,303	453,929
Adobe Systems, Inc. (a)	8,990	879,761
Akamai Technologies, Inc. (a)	3,274	165,435
ANSYS, Inc. (a)	1,523	136,095
athenahealth, Inc. (a)	487	62,234
Autodesk, Inc. (a)	4,187	248,917
Black Knight Financial Services, Inc. - Class A (a)	342	13,287
Broadridge Financial Solutions, Inc.	2,231	150,994
CA, Inc.	6,485	224,705
Cerner Corp. (a)	6,378	397,924
Citrix Systems, Inc. (a)	3,132	279,155
CommerceHub, Inc. - Class A (a)	252	3,549
CommerceHub, Inc. - Class C (a)	503	7,048
Dun & Bradstreet Corp.	628	81,169
Electronic Arts, Inc. (a)	5,554	423,881
Fidelity National Information Services, Inc.	6,663	529,908
First Data Corp. - Class A (a)	5,036	62,446
Fiserv, Inc. (a)	4,489	495,406
IMS Health Holdings, Inc. (a)	2,781	83,486
Intuit, Inc.	4,542	504,117
Jack Henry & Associates, Inc.	1,487	132,715
Microsoft Corp.	163,960	9,293,253
MSCI, Inc.	1,628	140,073
NetSuite, Inc. (a)	947	103,081
Nuance Communications, Inc. (a)	5,514	88,610
Oracle Corp.	67,223	2,758,832
Paychex, Inc.	6,233	369,492
Red Hat, Inc. (a)	3,422	257,642
Salesforce.com, Inc. (a)	11,276	922,377
ServiceNow, Inc. (a)	361	27,046
SS&C Technologies Holdings, Inc.	1,143	36,828
Tableau Software, Inc. - Class A (a)	167	9,437
Tyler Technologies, Inc. (a)	602	98,138
Ultimate Software Group, Inc. (a)	498	104,132
VMware, Inc. - Class A (a)	1,788	130,488
Workday, Inc. - Class A (a)	436	36,336
		19,711,926
Telecommunications - 3.9%
Arista Networks, Inc. (a)	121	8,624
ARRIS International PLC (a)	3,394	92,453
AT&T, Inc.	128,415	5,559,085
CenturyLink, Inc.	9,453	297,202
Cisco Systems, Inc.	104,914	3,203,024
CommScope Holding Co., Inc. (a)	2,342	70,143

Frontier Communications Corp.	23,688	123,178
Juniper Networks, Inc.	7,073	160,486
Level 3 Communications, Inc. (a)	5,956	301,374
Motorola Solutions, Inc.	3,176	220,351
Palo Alto Networks, Inc. (a)	180	23,560
Sprint Corp. (a)	14,111	86,642
T-Mobile US, Inc. (a)	15,872	735,508
Verizon Communications, Inc.	85,027	4,711,346
Zayo Group Holdings, Inc. (a)	483	13,669
		15,606,645
Textiles - 0.1%
Mohawk Industries, Inc. (a)	1,250	261,175

Toys/Games/Hobbies - 0.1%
Hasbro, Inc.	2,075	168,552
Mattel, Inc.	6,497	216,870
		385,422
Transportation - 1.4%
CH Robinson Worldwide, Inc.	2,630	183,100
CSX Corp.	18,454	522,802
Expeditors International of Washington, Inc.	3,434	169,743
FedEx Corp.	4,824	781,006
Genesee & Wyoming, Inc. (a)	965	62,484
JB Hunt Trasport Services, Inc.	1,700	141,321
Kansas City Southern	2,178	209,327
Kirby Corp. (a)	886	48,278
Norfolk Southern Corp.	6,104	548,017
Old Dominion Freight Line, Inc. (a)	1,499	104,420
Union Pacific Corp.	16,236	1,510,760
United Parcel Service, Inc. - Class B	11,166	1,207,045
		5,488,303
Trucking & Leasing - 0.0% (b)
AMERCO	132	52,207

Water - 0.1%
American Water Works Co., Inc.	3,353	276,891
Aqua America, Inc.	3,383	117,187
		394,078
TOTAL COMMON STOCKS (Cost $359,244,232)		380,465,384

EXCHANGE TRADED FUNDS - 0.1%
iShares Russell 1000 ETF	3,027	365,238
TOTAL EXCHANGE TRADED FUNDS (Cost $355,797)		365,238

INVESTMENT COMPANIES - 0.1%
American Capital Ltd. (a)	4,758	78,364
Ares Capital Corp.	6,966	105,465
TOTAL INVESTMENT COMPANIES (Cost $171,363)		183,829

REAL ESTATE INVESTMENT TRUSTS - 4.1%
Alexandria Real Estate Equities, Inc.	1,523	171,033
American Campus Communities, Inc.	2,893	156,424

American Capital Agency Corp.	6,315	123,711
American Tower Corp.	8,858	1,025,491
Annaly Capital Management, Inc.	17,648	193,775
Apartment Investment & Management Co.	3,475	159,746
Apple Hospitality REIT, Inc.	3,875	78,934
AvalonBay Communities, Inc.	3,044	565,119
Boston Properties, Inc.	3,409	484,521
Brixmor Property Group, Inc.	2,131	60,520
Camden Property Trust	1,932	173,088
Corrections Corp. of America	1,565	50,158
Crown Castle International Corp.	5,991	581,307
CubeSmart	3,941	117,087
DDR Corp.	7,136	140,865
Digital Realty Trust, Inc.	3,535	369,266
Duke Realty Corp.	7,675	220,963
Equinix, Inc.	1,542	574,965
Equity LifeStyle Properties, Inc.	1,876	154,282
Equity Residential	8,112	551,535
Essex Property Trust, Inc.	1,451	339,360
Extra Space Storage, Inc.	2,778	238,964
Federal Realty Investment Trust	1,575	267,277
Forest City Realty Trust, Inc. - Class A	5,375	127,119
General Growth Properties, Inc.	11,174	357,009
HCP, Inc.	10,364	406,580
Host Hotels & Resorts, Inc.	16,582	294,165
Iron Mountain, Inc.	3,615	148,974
Kilroy Realty Corp.	2,047	149,861
Kimco Realty Corp.	9,312	298,915
Lamar Advertising Co. - Class A	1,252	84,961
Liberty Property Trust	3,255	134,692
Macerich Co.	2,800	249,872
Mid-America Apartment Communities, Inc.	1,676	177,689
National Retail Properties, Inc.	2,524	134,176
Omega Healthcare Investors, Inc.	3,048	105,156
Prologis, Inc.	11,658	635,244
Public Storage	3,424	818,062
Realty Income Corp.	4,459	318,685
Regency Centers Corp.	2,058	174,786
Senior Housing Properties Trust	5,268	117,002
Simon Property Group, Inc.	6,866	1,558,857
SL Green Realty Corp.	2,226	262,267
Spirit Realty Capital, Inc.	9,155	125,149
Taubman Centers, Inc.	1,260	101,959
UDR, Inc.	5,927	220,662
Ventas, Inc.	7,504	571,505
VEREIT, Inc.	15,662	173,222
Vornado Realty Trust	4,188	449,791
Weingarten Realty Investors	2,784	120,241
Welltower, Inc.	7,922	628,452
Weyerhaeuser Co.	15,582	509,843
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $14,745,133)		16,253,287

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
Short-Term Investments Trust Government & Agency Portfolio, Institutional Class, 0.28% (c)	927,783	927,783
TOTAL SHORT-TERM INVESTMENTS (Cost $927,783)		927,783

Total Investments (Cost $375,444,308) - 100.0%		398,195,521
Other Assets in Excess of Liabilities - 0.0% (b)		199,057
TOTAL NET ASSETS - 100.0%		$398,394,578

(a)	Non-income producing security.
(b)	Less than 0.05%.
(c)	Rate disclosed is the seven day yield as of July 31, 2016

The cost basis of investments for federal income tax purposes at July 31, 2016 was as follows*:
Cost of investments	$375,444,308
Gross unrealized appreciation	27,886,707
Gross unrealized depreciation	(5,135,494)
Net unrealized appreciation	$22,751,213

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

Pacer TrendpilotTM 450 ETF
Schedule of Investments
July 31, 2016 (Unaudited)
	Shares	Value
COMMON STOCKS - 82.5%
Aerospace/Defense - 1.2%
B/E Aerospace, Inc.	8,657	$414,107
Curtiss-Wright Corp.	3,416	303,990
HEICO Corp. - Class A	3,007	173,414
Orbital ATK, Inc.	4,435	386,377
Spirit AeroSystems Holdings, Inc. - Class A (a)	11,345	492,146
Teledyne Technologies, Inc. (a)	2,406	252,630
		2,022,664
Agriculture - 0.1%
Vector Group Ltd.	8,882	196,203

Airlines - 0.3%
Allegiant Travel Co.	988	128,213
JetBlue Airways Corp. (a)	16,372	300,099
Spirit Airlines, Inc. (a)	1,561	66,732
		495,044
Apparel - 0.5%
Carter’s, Inc.	4,351	440,539
Columbia Sportswear Co.	3,124	178,849
Skechers U.S.A, Inc. - Class A (a)	9,589	230,328
		849,716
Auto Parts & Equipment - 0.6%
Allison Transmission Holdings, Inc.	2,368	68,246
Tenneco, Inc. (a)	4,339	245,240
Visteon Corp.	2,643	185,248
WABCO Holdings, Inc. (a)	4,597	460,941
		959,675
Banks - 3.9%
Bank of Hawaii Corp.	3,474	239,428
Bank of the Ozarks, Inc.	7,142	257,041
BankUnited, Inc.	3,113	93,452
BOK Financial Corp.	2,110	137,635
Commerce Bancshares, Inc.	7,601	359,451
Cullen/Frost Bankers, Inc.	4,448	301,975
East West Bancorp, Inc.	11,631	398,013
First Citizens BancShares, Inc. - Class A	802	208,344
First Horizon National Corp.	18,075	263,172
FirstMerit Corp.	13,769	292,316
Home BancShares, Inc.	11,193	233,598
PacWest Bancorp	9,224	381,412
Popular, Inc.	8,781	295,832
PrivateBancorp, Inc.	6,249	276,206
Prosperity Bancshares, Inc.	5,477	279,820
Signature Bank (a)	4,409	530,138
SVB Financial Group (a)	4,182	419,957
Synovus Financial Corp.	10,755	327,382

Umpqua Holdings Corp.	17,136	260,981
Webster Financial Corp.	7,764	279,193
Western Alliance Bancorp. (a)	9,696	329,955
Zions Bancorp	16,923	471,813
		6,637,114
Biotechnology - 2.0%
Alnylam Pharmaceuticals, Inc. (a)	5,712	388,873
Bio-Rad Laboratories, Inc. - Class A (a)	1,787	259,276
Charles River Laboratories International, Inc. (a)	3,949	347,236
Intercept Pharmaceuticals, Inc. (a)	1,274	220,440
Intrexon Corp. (a)	4,828	122,293
Ionis Pharmaceuticals, Inc. (a)	7,944	231,885
Juno Therapeutics, Inc. (a)	1,367	42,281
Medivation, Inc. (a)	13,124	839,805
Seattle Genetics, Inc. (a)	9,219	443,065
Ultragenyx Pharmaceutical, Inc. (a)	2,061	130,420
United Therapeutics Corp. (a)	3,285	397,518
		3,423,092
Building Materials - 1.1%
Armstrong Flooring, Inc. (a)	1,272	25,351
Armstrong World Industries, Inc. (a)	2,543	108,001
Cree, Inc. (a)	5,904	168,854
Eagle Materials, Inc.	3,801	319,094
Lennox International, Inc.	3,216	504,269
Owens Corning	9,668	511,534
USG Corp. (a)	9,156	257,833
		1,894,936
Chemicals - 3.2%
Albemarle Corp.	10,519	885,384
Ashland, Inc.	5,319	602,324
Axalta Coating Systems Ltd. (a)	6,900	196,995
Cabot Corp.	5,348	260,394
FMC Corp.	9,863	468,887
Huntsman Corp.	19,224	297,203
NewMarket Corp.	555	237,507
PolyOne Corp.	7,119	249,663
RPM International, Inc.	11,385	617,750
Sensient Technologies Corp.	3,751	276,936
Univar, Inc. (a)	4,674	85,581
Valspar Corp.	6,003	639,139
Westlake Chemical Corp.	3,766	172,257
WR Grace & Co.	6,112	457,606
		5,447,626
Commercial Services - 5.0%
Avis Budget Group, Inc. (a)	8,011	294,244
Booz Allen Hamilton Holding Corp.	10,914	337,024
Bright Horizons Family Solutions, Inc. (a)	4,435	297,456
CoStar Group, Inc. (a)	3,017	627,234
Deluxe Corp.	3,705	250,421
Euronet Worldwide, Inc. (a)	4,253	324,334
Gartner, Inc. (a)	6,988	700,547
Graham Holdings Co. - Class B	314	158,017

Herc Holdings, Inc. (a)	930	32,890
Hertz Global Holdings, Inc. (a)	2,921	142,194
KAR Auction Services, Inc.	3,421	146,316
Live Nation Entertainment, Inc. (a)	8,291	227,339
ManpowerGroup, Inc.	6,056	420,286
MarketAxess Holdings, Inc.	3,182	514,402
Morningstar, Inc.	1,582	133,806
PAREXEL International Corp. (a)	4,376	292,536
Quanta Services, Inc. (a)	12,041	308,250
Robert Half International, Inc.	11,908	435,118
Rollins, Inc.	10,243	288,648
RR Donnelley & Sons Co.	14,398	258,012
Sabre Corp.	15,739	458,792
Service Corp. International	14,285	395,980
ServiceMaster Global Holdings, Inc. (a)	1,894	71,650
Square, Inc. - Class A (a)	4,010	40,381
Team Health Holdings, Inc. (a)	4,936	201,586
TransUnion (a)	5,455	178,488
United Rentals, Inc. (a)	7,320	583,184
WEX, Inc. (a)	3,162	296,216
		8,415,351
Computers - 3.7%
Brocade Communications Systems, Inc.	40,512	376,762
Cadence Design System, Inc. (a)	25,784	620,105
Computer Sciences Corp.	11,746	561,811
CSRA, Inc.	13,018	350,444
DST Systems, Inc.	2,545	313,875
EPAM Systems, Inc. (a)	4,140	290,794
Fortinet, Inc. (a)	12,316	427,242
Genpact Ltd. (a)	14,265	381,874
Leidos Holdings, Inc.	6,156	307,862
Manhattan Associates, Inc. (a)	5,032	292,108
MAXIMUS, Inc.	5,497	323,883
Mentor Graphics Corp.	9,062	193,564
NCR Corp. (a)	10,618	350,075
Pure Storage, Inc. - Class A (a)	3,100	39,060
Synopsys, Inc. (a)	12,708	688,265
Syntel, Inc. (a)	3,012	136,474
Teradata Corp. (a)	11,658	330,854
VeriFone Systems, Inc. (a)	10,982	210,415
		6,195,467
Cosmetics/Personal Care - 0.3%
Edgewell Personal Care Co. (a)	5,087	430,411

Distribution/Wholesale - 0.9%
Fossil Group, Inc. (a)	3,500	110,600
G-III Apparel Group Ltd. (a)	2,952	118,168
HD Supply Holdings, Inc. (a)	5,596	202,519
Ingram Micro, Inc.	12,728	435,807
Pool Corp.	3,563	364,424
Watsco, Inc.	2,191	315,592
		1,547,110

Diversified Financial Services - 2.1%
Air Lease Corp.	6,763	194,842
CBOE Holdings, Inc.	892	61,370
CoreLogic, Inc. (a)	7,702	310,236
Credit Acceptance Corp. (a)	1,033	186,632
E*TRADE Financial Corp. (a)	23,609	592,114
Eaton Vance Corp.	9,585	362,409
Federated Investors, Inc. - Class B	7,875	248,614
Legg Mason, Inc.	8,508	290,463
Navient Corp.	23,383	332,039
OneMain Holdings, Inc. (a)	4,431	127,790
Raymond James Financial, Inc.	11,142	611,696
Santander Consumer USA Holdings, Inc. (a)	1,784	19,606
SLM Corp. (a)	28,571	205,425
Virtu Financial, Inc. - Class A	2,627	45,184
		3,588,420
Electric - 2.8%
Black Hills Corp.	4,113	259,325
Calpine Corp. (a)	29,337	403,090
Great Plains Energy, Inc.	13,104	390,237
Hawaiian Electric Industries, Inc.	9,246	287,088
IDACORP, Inc.	3,567	288,392
ITC Holdings Corp.	14,170	655,362
MDU Resources Group, Inc.	15,570	374,459
NorthWestern Corp.	3,370	204,694
NRG Energy, Inc.	25,731	356,117
OGE Energy Corp.	16,716	537,754
Portland General Electric Co.	7,706	336,521
Westar Energy, Inc.	12,142	674,731
		4,767,770
Electrical Components & Equipment - 0.4%
Hubbell, Inc.	4,080	439,947
SunPower Corp. (a)	10,592	154,431
		594,378
Electronics - 2.6%
Arrow Electronics, Inc. (a)	7,123	473,608
Avnet, Inc.	10,886	447,415
FEI Co.	3,140	334,159
Fitbit, Inc. - Class A (a)	2,823	38,562
FLIR Systems, Inc.	11,657	379,785
Gentex Corp.	25,040	442,457
Jabil Circuit, Inc.	14,479	294,648
Keysight Technologies, Inc. (a)	14,758	431,524
National Instruments Corp.	9,158	262,651
PerkinElmer, Inc.	9,017	513,248
Trimble Navigation Ltd. (a)	15,262	403,527
Woodward, Inc.	4,749	278,006
		4,299,590
Energy-Alternate Sources - 0.2%
First Solar, Inc. (a)	6,928	323,399

Engineering & Construction - 1.1%
AECOM (a)	11,003	390,496
EMCOR Group, Inc.	5,021	279,670
Fluor Corp.	12,626	675,744
Jacobs Engineering Group, Inc. (a)	9,598	513,685
		1,859,595
Entertainment - 1.1%
Cinemark Holdings, Inc.	8,914	335,167
Dolby Laboratories, Inc. - Class A	3,897	196,058
Lions Gate Entertainment Corp.	11,444	228,766
Madison Square Garden Co. - Class A (a)	1,829	334,323
Regal Entertainment Group - Class A	6,406	150,669
Six Flags Entertainment Corp.	6,506	366,873
Vail Resorts, Inc.	1,048	149,937
		1,761,793
Environmental Control - 0.1%
Clean Harbors, Inc. (a)	4,244	218,226

Food - 2.1%
Blue Buffalo Pet Products, Inc. (a)	6,453	165,713
Flowers Foods, Inc.	17,932	329,770
Hain Celestial Group, Inc. (a)	8,968	473,421
Ingredion, Inc.	6,169	821,958
Lancaster Colony Corp.	1,639	213,004
Pilgrim’s Pride Corp.	5,840	135,780
Pinnacle Foods, Inc.	3,027	151,986
Post Holdings, Inc. (a)	4,999	433,263
Seaboard Corp. (a)	22	64,460
Snyder’s-Lance, Inc.	7,735	265,001
Sprouts Farmers Market, Inc. (a)	1,953	45,173
TreeHouse Foods, Inc. (a)	4,386	452,591
		3,552,120
Gas - 3.0%
Atmos Energy Corp.	8,659	690,902
National Fuel Gas Co.	7,363	416,083
New Jersey Resources Corp.	6,946	258,669
NiSource, Inc.	29,157	748,169
ONE Gas, Inc.	4,366	283,615
Piedmont Natural Gas Co., Inc.	6,708	401,138
Questar Corp.	12,410	312,360
Southwest Gas Corp.	3,926	304,265
Spire, Inc.	3,820	265,108
UGI Corp.	14,454	654,188
Vectren Corp.	7,014	362,834
WGL Holdings, Inc.	4,063	287,620
		4,984,951
Hand/Machine Tools - 0.3%
Lincoln Electric Holdings, Inc.	4,936	306,328
Regal Beloit Corp.	3,432	209,386
		515,714
Healthcare-Products - 2.7%
ABIOMED, Inc. (a)	3,109	366,769
Alere, Inc. (a)	7,502	281,325

Align Technology, Inc. (a)	6,312	562,715
Bio-Techne Corp.	2,892	325,119
Bruker Corp.	8,365	208,456
Cepheid (a)	5,447	192,442
Hill-Rom Holdings, Inc.	4,300	229,749
IDEXX Laboratories, Inc. (a)	6,959	652,684
Patterson Cos., Inc.	6,516	321,630
Teleflex, Inc.	3,780	681,572
VWR Corp. (a)	6,158	192,868
West Pharmaceutical Services, Inc.	5,753	461,851
		4,477,180
Healthcare-Services - 2.1%
Acadia Healthcare Co., Inc. (a)	7,318	413,467
Amsurg Corp. (a)	4,041	303,115
Brookdale Senior Living, Inc. (a)	14,628	270,179
Centene Corp. (a)	15,459	1,090,633
Envision Healthcare Holdings, Inc. (a)	5,408	132,983
HealthSouth Corp.	7,355	316,633
Lifepoint Health, Inc. (a)	3,677	217,605
Molina Healthcare, Inc. (a)	3,440	195,426
Tenet Healthcare Corp. (a)	7,323	224,157
WellCare Health Plans, Inc. (a)	3,748	400,286
		3,564,484
Holding Companies-Diversified - 0.3%
Leucadia National Corp.	31,051	566,991

Home Builders - 1.2%
CalAtlantic Group, Inc.	6,723	243,440
NVR, Inc. (a)	311	530,255
PulteGroup, Inc.	26,550	562,329
Thor Industries, Inc.	4,341	332,260
Toll Brothers, Inc. (a)	12,064	337,913
		2,006,197
Home Furnishings - 0.8%
Harman International Industries, Inc.	5,906	488,072
Leggett & Platt, Inc.	11,110	584,053
Tempur Sealy International, Inc. (a)	3,400	257,142
		1,329,267
Household Products/Wares - 0.5%
Avery Dennison Corp.	7,909	616,032
Helen Of Troy Ltd. (a)	1,908	190,056
		806,088
Housewares - 0.4%
Scotts Miracle-Gro Co. - Class A	4,210	310,488
Toro Co.	4,716	433,636
		744,124
Insurance - 5.4%
Alleghany Corp. (a)	1,323	719,050
American Financial Group, Inc.	6,394	467,401
American National Insurance Co.	2,065	236,133
AmTrust Financial Services, Inc.	9,183	219,198
Arthur J Gallagher & Co.	14,102	693,677

Aspen Insurance Holdings Ltd.	5,199	238,946
Assurant, Inc.	5,061	420,114
Assured Guaranty Ltd.	12,317	329,972
Axis Capital Holdings Ltd.	6,482	360,270
Brown & Brown, Inc.	10,186	373,419
CNO Financial Group, Inc.	13,385	232,497
Endurance Specialty Holdings Ltd.	5,572	376,834
Erie Indemnity Co. - Class A	1,979	193,329
First American Financial Corp.	7,643	319,554
Hanover Insurance Group, Inc.	3,638	299,553
Mercury General Corp.	2,202	121,925
MGIC Investment Corp. (a)	17,989	129,341
Old Republic International Corp.	20,901	405,061
Reinsurance Group of America, Inc.	5,171	513,222
RenaissanceRe Holdings Ltd.	3,307	388,639
RLI Corp.	3,699	252,161
Torchmark Corp.	10,339	639,674
Validus Holdings Ltd.	7,150	353,424
White Mountains Insurance Group Ltd.	474	389,306
WR Berkley Corp.	7,453	433,690
		9,106,390
Internet - 1.2%
CDW Corp.	2,310	99,168
FireEye, Inc. (a)	5,968	103,963
GoDaddy, Inc. - Class A (a)	1,440	43,085
Groupon, Inc. (a)	2,878	13,872
IAC/InterActiveCorp.	6,391	370,422
Liberty Ventures - Class A (a)	11,305	426,311
Match Group, Inc. (a)	13,393	210,940
Pandora Media, Inc. (a)	4,104	55,814
Splunk, Inc. (a)	3,170	198,252
Wayfair, Inc. - Class A (a)	2,364	102,834
Zillow Group, Inc. - Class C (a)	8,539	335,156
		1,959,817
Iron/Steel - 0.6%
Reliance Steel & Aluminum Co.	6,199	486,250
Steel Dynamics, Inc.	21,117	566,358
		1,052,608
Leisure Time - 0.4%
Brunswick Corp.	7,767	385,398
Vista Outdoor, Inc. (a)	4,236	212,012
		597,410
Lodging - 0.3%
Choice Hotels International, Inc.	4,616	222,906
Extended Stay America, Inc.	2,854	40,413
Hyatt Hotels Corp. - Class A (a)	3,348	168,873
		432,192
Machinery-Construction & Mining - 0.1%
Oshkosh Corp.	4,240	233,582

Machinery-Diversified - 2.5%
AGCO Corp.	6,000	288,960

BWX Technologies, Inc.	8,379	308,431
Cognex Corp.	6,696	302,458
Flowserve Corp.	11,822	565,683
Graco, Inc.	4,489	332,231
IDEX Corp.	6,125	549,964
Middleby Corp. (a)	5,331	641,746
Nordson Corp.	3,809	336,296
Xylem, Inc.	15,153	724,465
Zebra Technologies Corp. (a)	3,226	171,010
		4,221,244
Media - 1.5%
AMC Networks, Inc. - Class A (a)	4,780	264,621
FactSet Research Systems, Inc.	3,503	602,376
Houghton Mifflin Harcourt Co. (a)	1,596	27,052
John Wiley & Sons, Inc. - Class A	3,623	209,047
Liberty Broadband Corp. - Class A (a)	9,682	608,126
Sinclair Broadcast Group, Inc. - Class A	4,924	136,986
Starz - Class A (a)	6,964	210,522
TEGNA, Inc.	19,731	432,109
		2,490,839
Mining - 0.3%
Royal Gold, Inc.	5,593	472,832

Miscellaneous Manufacturing - 1.9%
AO Smith Corp.	5,932	551,023
AptarGroup, Inc.	4,405	344,383
Carlisle Cos., Inc.	4,797	495,482
Colfax Corp. (a)	8,432	247,564
Crane Co.	3,951	246,147
Donaldson Co., Inc.	10,201	368,562
Hexcel Corp.	8,610	371,694
ITT, Inc.	6,824	216,389
Trinity Industries, Inc.	12,022	279,031
		3,120,275
Office/Business Equipment - 0.2%
Pitney Bowes, Inc.	15,600	301,236

Oil & Gas - 2.5%
Antero Resources Corp. (a)	7,740	202,710
Diamond Offshore Drilling, Inc.	6,424	145,953
Diamondback Energy, Inc. (a)	4,716	414,018
Energen Corp.	7,255	343,742
Gulfport Energy Corp. (a)	10,741	312,456
Helmerich & Payne, Inc.	6,675	413,650
Murphy Oil Corp.	11,668	320,053
Nabors Industries Ltd.	22,473	202,257
Newfield Exploration Co. (a)	16,614	719,386
PBF Energy, Inc. - Class A	7,408	165,495
Range Resources Corp.	9,473	381,857
Southwestern Energy Co. (a)	34,390	501,406
Western Refining, Inc.	6,095	127,081
		4,250,064

Oil & Gas Services - 0.5%
Oceaneering International, Inc.	6,938	193,431
RPC, Inc. (a)	6,939	100,546
Targa Resources Corp.	14,083	524,733
		818,710
Packaging & Containers - 1.6%
Bemis Co., Inc.	7,926	404,543
Berry Plastics Group, Inc. (a)	3,132	128,412
Crown Holdings, Inc. (a)	12,092	640,513
Graphic Packaging Holding Co.	11,231	153,191
Owens-Illinois, Inc. (a)	14,844	278,919
Packaging Corp. of America	7,690	574,366
Silgan Holdings, Inc.	2,531	125,487
Sonoco Products Co.	8,331	424,298
		2,729,729
Pharmaceuticals - 2.4%
Akorn, Inc. (a)	7,498	256,656
Alkermes PLC (a)	11,750	586,325
Catalent, Inc. (a)	4,472	114,215
DexCom, Inc. (a)	6,817	628,732
Endo International PLC (a)	14,644	254,220
Herbalife Ltd. (a)	6,464	439,617
Horizon Pharma PLC (a)	12,784	246,603
Impax Laboratories, Inc. (a)	6,105	191,819
Neurocrine Biosciences, Inc. (a)	6,304	316,650
OPKO Health, Inc. (a)	35,459	352,817
Premier, Inc. - Class A (a)	3,953	129,263
VCA, Inc. (a)	6,846	488,394
		4,005,311
Pipelines - 0.5%
ONEOK, Inc.	17,378	778,361

Real Estate - 0.5%
Howard Hughes Corp. (a)	3,730	445,586
Jones Lang LaSalle, Inc.	3,237	354,354
		799,940
Retail - 4.0%
American Eagle Outfitters, Inc.	13,880	248,730
AutoNation, Inc. (a)	6,062	323,408
Brinker International, Inc.	3,831	180,593
Buffalo Wild Wings, Inc. (a)	1,332	223,723
Burlington Stores, Inc. (a)	3,278	250,800
Cabela’s, Inc. (a)	4,490	231,819
Casey’s General Stores, Inc.	3,269	436,542
Copart, Inc. (a)	8,611	434,339
Cracker Barrel Old Country Store, Inc.	2,028	319,227
Dick’s Sporting Goods, Inc.	5,911	303,175
Dillard’s, Inc. - Class A	2,650	179,352
Domino’s Pizza, Inc.	2,699	397,563
Dunkin’ Brands Group, Inc.	548	24,830
GameStop Corp. - Class A	10,359	320,611
HSN, Inc.	3,230	165,247

Jack in the Box, Inc.	2,691	237,857
JC Penney Co., Inc. (a)	25,122	242,678
Michaels Cos., Inc. (a)	2,896	76,338
MSC Industrial Direct Co., Inc.	3,853	276,761
Office Depot, Inc. (a)	48,239	166,907
Panera Bread Co. - Class A (a)	1,762	386,442
Penske Automotive Group, Inc.	3,911	154,954
Sally Beauty Holdings, Inc. (a)	5,832	171,053
Texas Roadhouse, Inc.	4,975	234,919
Urban Outfitters, Inc. (a)	8,403	251,250
Williams-Sonoma, Inc.	5,698	308,148
World Fuel Services Corp.	5,293	251,947
		6,799,213
Savings & Loans - 0.5%
First Niagara Financial Group, Inc.	28,291	288,002
Investors Bancorp, Inc.	10,493	119,201
People’s United Financial, Inc.	26,331	399,178
TFS Financial Corp.	6,004	109,273
		915,654
Semiconductors - 1.4%
Cavium, Inc. (a)	4,628	215,989
Cypress Semiconductor Corp.	25,474	296,517
IPG Photonics Corp. (a)	3,279	276,387
Marvell Technology Group Ltd.	36,105	424,234
Microsemi Corp. (a)	8,566	334,074
ON Semiconductor Corp. (a)	35,960	360,679
Synaptics, Inc. (a)	3,047	158,291
Teradyne, Inc.	15,792	311,892
		2,378,063
Shipbuilding - 0.4%
Huntington Ingalls Industries, Inc.	3,702	638,891

Software - 4.4%
Aspen Technology, Inc. (a)	5,874	246,062
athenahealth, Inc. (a)	2,191	279,988
Black Knight Financial Services, Inc. - Class A (a)	1,534	59,596
Broadridge Financial Solutions, Inc.	10,013	677,680
CommerceHub, Inc. - Class A (a)	1,122	15,819
CommerceHub, Inc. - Class C (a)	2,244	31,413
Dun & Bradstreet Corp.	2,818	364,227
Fair Isaac Corp.	2,330	295,071
Guidewire Software, Inc. (a)	2,024	124,415
Inovalon Holdings, Inc. - Class A (a)	5,162	96,116
j2 Global, Inc.	3,785	252,989
Jack Henry & Associates, Inc.	6,682	596,369
MSCI, Inc.	7,307	628,694
NetSuite, Inc. (a)	4,248	462,395
Nuance Communications, Inc. (a)	24,763	397,941
PTC, Inc. (a)	9,823	390,268
Qlik Technologies, Inc. (a)	7,604	229,641
Rackspace Hosting, Inc. (a)	7,142	167,337
SS&C Technologies Holdings, Inc.	5,135	165,450

SYNNEX Corp.	1,860	186,986
Tableau Software, Inc. - Class A (a)	741	41,874
Take-Two Interactive Software, Inc. (a)	7,017	281,943
Twilio, Inc. - Class A (a)	982	39,899
Tyler Technologies, Inc. (a)	2,698	439,828
Ultimate Software Group, Inc. (a)	2,244	469,220
Veeva Systems, Inc. - Class A (a)	7,887	299,627
Verint Systems, Inc. (a)	3,905	137,729
		7,378,577
Telecommunications - 1.4%
Arista Networks, Inc. (a)	547	38,985
ARRIS International PLC (a)	15,239	415,110
Ciena Corp. (a)	11,690	224,331
CommScope Holding Co., Inc. (a)	10,516	314,954
EchoStar Corp. - Class A (a)	4,297	167,368
Frontier Communications Corp.	106,375	553,150
Telephone & Data Systems, Inc.	7,932	249,779
Ubiquiti Networks, Inc. (a)	1,983	88,680
United States Cellular Corp. (a)	841	34,018
ViaSat, Inc. (a)	3,560	262,835
Zayo Group Holdings, Inc. (a)	2,172	61,468
		2,410,678
Transportation - 1.0%
Genesee & Wyoming, Inc. (a)	4,331	280,432
Kirby Corp. (a)	3,972	216,434
Landstar System, Inc.	2,826	199,205
Old Dominion Freight Line, Inc. (a)	6,735	469,160
Ryder System, Inc.	4,280	282,052
XPO Logistics, Inc. (a)	6,906	204,556
		1,651,839
Trucking & Leasing - 0.1%
AMERCO	606	239,679

Water - 0.3%
Aqua America, Inc.	15,192	526,251
TOTAL COMMON STOCKS (Cost $128,150,549)		138,784,081

EXCHANGE TRADED FUNDS - 0.6%
iShares Russell Mid-Cap ETF	6,046	1,057,324
TOTAL EXCHANGE TRADED FUNDS (Cost $1,010,087)		1,057,324

INVESTMENT COMPANIES - 0.5%
American Capital Ltd. (a)	21,363	351,848
Ares Capital Corp.	31,284	473,640
TOTAL INVESTMENT COMPANIES (Cost $789,337)		825,488

REAL ESTATE INVESTMENT TRUSTS - 16.2%
Alexandria Real Estate Equities, Inc.	6,846	768,806
American Campus Communities, Inc.	12,999	702,856
American Capital Agency Corp.	28,365	555,670
American Homes 4 Rent - Class A	18,472	400,842
Apartment Investment & Management Co.	15,605	717,362

Apple Hospitality REIT, Inc.	17,405	354,540
Brixmor Property Group, Inc.	9,571	271,816
Camden Property Trust	8,669	776,656
Chimera Investment Corp.	16,462	276,232
Communications Sales & Leasing, Inc.	14,052	436,736
Corrections Corp. of America	7,024	225,119
CubeSmart	17,690	525,570
CyrusOne, Inc.	7,933	434,887
DCT Industrial Trust, Inc.	8,962	450,072
DDR Corp.	32,044	632,549
Douglas Emmett, Inc.	14,729	560,291
Duke Realty Corp.	34,473	992,478
EPR Properties	4,817	404,724
Equity Commonwealth (a)	12,506	375,430
Equity LifeStyle Properties, Inc.	8,430	693,283
Equity One, Inc.	8,779	292,077
Forest City Realty Trust, Inc. - Class A	24,132	570,722
Gaming and Leisure Properties, Inc.	18,727	670,988
Gramercy Property Trust	31,092	310,609
Healthcare Realty Trust, Inc.	11,554	417,793
Healthcare Trust of America, Inc. - Class A	13,615	463,591
Highwoods Properties, Inc.	9,707	540,874
Hospitality Properties Trust	15,102	481,905
Iron Mountain, Inc.	16,227	668,715
Kilroy Realty Corp.	9,191	672,873
Lamar Advertising Co. - Class A	5,609	380,627
LaSalle Hotel Properties	11,265	310,351
Liberty Property Trust	14,611	604,603
Medical Properties Trust, Inc.	16,356	256,789
Mid-America Apartment Communities, Inc.	7,525	797,800
National Retail Properties, Inc.	11,338	602,728
New Residential Investment Corp.	19,751	269,996
NorthStar Realty Finance Corp.	15,290	204,886
Omega Healthcare Investors, Inc.	13,688	472,236
Outfront Media, Inc.	687	15,987
Paramount Group, Inc.	16,346	288,180
Post Properties, Inc.	4,904	311,845
Rayonier, Inc.	9,423	256,494
Regency Centers Corp.	9,241	784,838
Retail Properties of America, Inc.	23,650	416,950
RLJ Lodging Trust	12,437	295,254
Senior Housing Properties Trust	23,664	525,577
Sovran Self Storage, Inc.	4,531	463,839
Spirit Realty Capital, Inc.	41,106	561,919
Starwood Property Trust, Inc.	20,841	454,334
STORE Capital Corp.	6,497	202,642
Sun Communities, Inc.	6,461	511,388
Sunstone Hotel Investors, Inc.	21,582	287,041
Tanger Factory Outlet Centers, Inc.	8,909	371,862
Taubman Centers, Inc.	5,652	457,360
Two Harbors Investment Corp.	27,707	242,436
VEREIT, Inc.	70,331	777,861

Weingarten Realty Investors	12,504	540,048
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $23,847,692)		27,311,937

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
Short-Term Investments Trust Government & Agency Portfolio, Institutional Class, 0.28% (b)	337,828	337,828
TOTAL SHORT-TERM INVESTMENTS (Cost $337,828)		337,828

Total Investments (Cost $154,135,493) - 100.0%		168,316,658
Other Assets in Excess of Liabilities - 0.0% (c)		9,964
TOTAL NET ASSETS - 100.0%		$168,326,622

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of July 31, 2016
(c)	Less than 0.05%.

The cost basis of investments for federal income tax purposes at July 31, 2016 was as follows*:
Cost of investments	$154,135,493
Gross unrealized appreciation	16,787,036
Gross unrealized depreciation	(2,605,871)
Net unrealized appreciation	$14,181,165

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

Pacer TrendpilotTM 100 ETF
Schedule of Investments
July 31, 2016 (Unaudited)
	Shares	Value
COMMON STOCKS - 99.8%
Airlines - 0.4%
American Airlines Group, Inc.	6,331	$224,751

Auto Manufacturers - 1.0%
PACCAR, Inc.	3,837	226,268
Tesla Motors, Inc. (a)	1,615	379,186
		605,454
Beverages - 0.6%
Monster Beverage Corp. (a)	2,224	357,241

Biotechnology - 9.8%
Alexion Pharmaceuticals, Inc. (a)	2,455	315,713
Amgen, Inc.	8,225	1,414,947
Biogen, Inc. (a)	2,400	695,832
BioMarin Pharmaceutical, Inc. (a)	1,776	176,570
Celgene Corp. (a)	8,480	951,371
Gilead Sciences, Inc.	14,580	1,158,673
Illumina, Inc. (a)	1,610	267,824
Incyte Corp. (a)	2,054	185,291
Regeneron Pharmaceuticals, Inc. (a)	1,127	479,110
Vertex Pharmaceuticals, Inc. (a)	2,709	262,773
		5,908,104
Commercial Services - 1.8%
Automatic Data Processing, Inc.	4,989	443,771
PayPal Holdings, Inc. (a)	13,267	494,063
Verisk Analytics, Inc. (a)	1,842	157,086
		1,094,920
Computers - 11.6%
Apple, Inc.	59,953	6,247,702
Cognizant Technology Solutions Corp. - Class A (a)	6,632	381,273
NetApp, Inc.	3,162	83,319
Seagate Technology PLC	3,268	104,674
Western Digital Corp.	3,082	146,426
		6,963,394
Distribution/Wholesale - 0.2%
Fastenal Co.	3,164	135,261

Engineering & Construction - 0.3%
SBA Communications Corp. - Class A (a)	1,379	158,585

Environmental Control - 0.1%
Stericycle, Inc. (a)	931	84,041

Food - 3.3%
Mondelez International, Inc. - Class A	16,989	747,177
The Kraft Heinz Co.	13,308	1,149,678

Whole Foods Market, Inc.	3,515	107,137
		2,003,992
Healthcare-Products - 1.0%
DENTSPLY SIRONA, Inc.	2,567	164,391
Henry Schein, Inc. (a)	895	161,977
Intuitive Surgical, Inc. (a)	415	288,740
		615,108
Internet - 26.2%
Alphabet, Inc. - Class A (a)	3,215	2,544,158
Alphabet, Inc. - Class C (a)	3,757	2,888,344
Amazon.com, Inc. (a)	5,163	3,917,736
Baidu, Inc. - ADR (a)	3,000	478,800
Ctrip.com International Ltd. - ADR (a)	4,079	178,130
eBay, Inc. (a)	12,577	391,899
Expedia, Inc.	1,489	173,692
Facebook, Inc. - Class A (a)	25,304	3,136,178
JD.com, Inc. - ADR (a)	9,947	215,353
Liberty Ventures - Class A (a)	1,481	55,849
Netflix, Inc. (a)	4,688	427,780
Symantec Corp.	6,704	136,963
The Priceline Group, Inc. (a)	545	736,191
TripAdvisor, Inc. (a)	1,455	101,806
Yahoo!, Inc. (a)	10,396	397,023
		15,779,902
Leisure Time - 0.2%
Norwegian Cruise Line Holdings Ltd. (a)	2,485	105,861

Lodging - 0.3%
Marriott International, Inc. - Class A	2,783	199,541

Media - 6.7%
Charter Communications, Inc. - Class A (a)	2,959	694,980
Comcast Corp. - Class A	26,466	1,779,839
Discovery Communications, Inc. - Class A (a)	1,650	41,399
Discovery Communications, Inc. - Class C (a)	2,725	66,872
DISH Network Corp. - Class A (a)	2,476	132,268
Liberty Global PLC - Class A (a)	3,117	98,840
Liberty Global PLC - Class C (a)	7,166	221,788
Sirius XM Holdings, Inc. (a)	54,270	238,245
Twenty First Century Fox, Inc. - Class B	8,741	236,269
Twenty-First Century Fox, Inc. - Class A	11,996	319,573
Viacom, Inc. - Class B	3,796	172,604
		4,002,677
Pharmaceuticals - 1.3%
Express Scripts Holding Co. (a)	6,926	526,861
Mylan NV (a)	5,566	260,433
		787,294
Retail - 6.7%
Bed Bath & Beyond, Inc.	1,692	76,055
Costco Wholesale Corp.	4,806	803,659
Dollar Tree, Inc. (a)	2,577	248,139
Liberty Interactive Corp. QVC Group - Class A (a)	4,943	132,522

O’Reilly Automotive, Inc. (a)	1,059	307,777
Ross Stores, Inc.	4,401	272,114
Starbucks Corp.	16,036	930,890
Tractor Supply Co.	1,461	133,901
Ulta Salon Cosmetics & Fragrance, Inc. (a)	684	178,668
Walgreens Boots Alliance, Inc.	11,826	937,210
		4,020,935
Semiconductors - 10.7%
Analog Devices, Inc.	3,366	214,852
Applied Materials, Inc.	11,922	313,429
Broadcom Ltd.	4,275	692,464
Intel Corp.	51,685	1,801,739
Lam Research Corp.	1,747	156,828
Linear Technology Corp.	2,620	157,174
Maxim Integrated Products, Inc.	3,110	126,826
Microchip Technology, Inc.	2,354	130,976
Micron Technology, Inc. (a)	11,351	155,963
NVIDIA Corp.	5,847	333,864
NXP Semiconductors NV (a)	3,753	315,590
QUALCOMM, Inc.	16,079	1,006,224
Skyworks Solutions, Inc.	2,083	137,520
Texas Instruments, Inc.	10,991	766,622
Xilinx, Inc.	2,780	142,002
		6,452,073
Software - 13.2%
Activision Blizzard, Inc.	8,079	324,453
Adobe Systems, Inc. (a)	5,478	536,077
Akamai Technologies, Inc. (a)	1,923	97,169
Autodesk, Inc. (a)	2,462	146,366
CA, Inc.	4,562	158,073
Cerner Corp. (a)	3,701	230,905
Check Point Software Technologies Ltd. (a)	1,876	144,227
Citrix Systems, Inc. (a)	1,701	151,610
CommerceHub, Inc. - Class A (a)	156	2,202
CommerceHub, Inc. - Class C (a)	312	4,374
Electronic Arts, Inc. (a)	3,303	252,085
Fiserv, Inc. (a)	2,434	268,616
Intuit, Inc.	2,800	310,772
Microsoft Corp.	86,038	4,876,634
NetEase, Inc. - ADR	839	171,383
Paychex, Inc.	3,942	233,682
		7,908,628
Telecommunications - 3.7%
Cisco Systems, Inc.	55,053	1,680,768
T-Mobile US, Inc. (a)	8,999	417,014
Vodafone Group PLC - ADR	4,244	131,139
		2,228,921
Toys/Games/Hobbies - 0.2%
Mattel, Inc.	3,727	124,407

Transportation - 0.5%
CSX Corp.	10,463	296,417

TOTAL COMMON STOCKS (Cost $57,397,954)		60,057,507

EXCHANGE TRADED FUNDS - 0.1%
Powershares QQQ Trust	285	32,841
TOTAL EXCHANGE TRADED FUNDS (Cost $30,904)		32,841

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
Short-Term Investments Trust Government & Agency Portfolio, Institutional Class, 0.28% (b)	63,987	63,987
TOTAL SHORT-TERM INVESTMENTS (Cost $63,987)		63,987

Total Investments (Cost $57,492,845) - 100.0%		60,154,335
Liabilities in Excess of Other Assets - 0.0% (c)		(24,998)
TOTAL NET ASSETS - 100.0%		$60,129,337

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of July 31, 2016
(c)	Less than 0.05%.

The cost basis of investments for federal income tax purposes at July 31, 2016 was as follows*:
Cost of investments	$57,492,845
Gross unrealized appreciation	3,215,740
Gross unrealized depreciation	(554,250)
Net unrealized appreciation	$2,661,490

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

Pacer TrendpilotTM European Index ETF
Schedule of Investments
July 31, 2016 (Unaudited)
	Shares	Value
SHORT-TERM INVESTMENTS - 10.0%
Money Market Funds - 10.0%
Short-Term Investments Trust Government & Agency Portfolio, Institutional Class, 0.28% (a)	2,281,834	$2,281,834
TOTAL SHORT-TERM INVESTMENTS (Cost $2,281,834)		2,281,834

Total Investments (Cost $2,281,834) - 10.0%		2,281,834
Other Assets in Excess of Liabilities - 90.0%		20,450,105
TOTAL NET ASSETS - 100.0%		$22,731,939

(a) Rate disclosed is the seven day yield as of July 31, 2016

The cost basis of investments for federal income tax purposes at July 31, 2016 was as follows*:
Cost of investments	$2,281,834
Gross unrealized appreciation	-
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$-

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

Pacer Autopilot Hedged European Index ETF
Schedule of Investments
July 31, 2016 (Unaudited)
	Shares	Value
COMMON STOCKS - 94.2%
Advertising - 0.5%
JCDecaux SA	50	$1,711
Publicis Groupe SA	130	9,680
		11,391
Aerospace/Defense - 2.0%
Airbus Group SE	380	22,360
Leonardo-Finmeccanica SpA (a)	262	2,991
MTU Aero Engines AG	34	3,474
Safran SA	195	13,255
Thales SA	70	6,377
Zodiac Aerospace	127	2,861
		51,318
Airlines - 0.2%
Deutsche Lufthansa AG	155	1,842
Ryanair Holdings PLC - ADR	52	3,680
		5,522
Apparel - 2.6%
adidas AG	136	22,313
Christian Dior SE	36	6,510
Hermes International	16	6,883
LVMH Moet Hennessy Louis Vuitton SE	175	30,013
		65,719
Auto Manufacturers - 3.5%
Bayerische Motoren Werke AG	223	19,210
Daimler AG	657	44,674
Ferrari NV	92	4,159
Fiat Chrysler Automobiles NV	602	3,877
Peugeot SA (a)	267	4,033
Renault SA	116	10,148
Volkswagen AG	20	2,966
		89,067
Auto Parts & Equipment - 1.7%
Cie Generale des Etablissements Michelin	128	13,086
Continental AG	72	15,093
Faurecia	42	1,657
Hella KGaA Hueck & Co	22	802
Nokian Renkaat OYJ	92	3,418
Valeo SA	156	8,005
		42,061
Banks - 10.0%
ABN AMRO Group NV (Acquired 12/14/15, Cost $3,057) (a)(b)	145	2,694
Alpha Bank AE (a)	960	1,900
Banca Mediolanum SpA	180	1,320
Banca Monte dei Paschi di Siena SpA (a)	1,654	570
Banco Bilbao Vizcaya Argentaria SA	4,375	25,557
Banco Comercial Portugues SA - Class R (a)	28,000	632
Banco de Sabadell SA	3,213	4,393
Banco Popolare SC	248	698
Banco Popular Espanol SA	1,078	1,509

Banco Santander SA	9,912	42,044
Bank of Ireland (a)	18,915	3,912
Bankia SA	3,167	2,429
Bankinter SA	484	3,377
BNP Paribas SA	671	33,274
CaixaBank SA	1,760	4,422
Commerzbank AG	715	4,713
Credit Agricole SA	725	6,420
Deutsche Bank AG (a)	949	12,758
Erste Group Bank AG	197	5,221
ING Groep NV	2,656	29,694
Intesa Sanpaolo SpA	8,277	18,230
Intesa Sanpaolo SpA - Savings Shares	641	1,336
KBC Groep NV (a)	193	10,030
Mediobanca SpA	377	2,641
National Bank of Greece SA (a)	3,852	870
Natixis SA	642	2,645
Piraeus Bank SA (a)	4,536	761
Raiffeisen Bank International AG (a)	78	1,029
Societe Generale SA	504	17,217
UniCredit SpA	3,364	8,244
Unione di Banche Italiane SpA	594	1,822
		252,362
Beverages - 4.4%
Anheuser-Busch InBev SA/NV	559	72,059
Davide Campari-Milano SpA	198	2,044
Heineken Holding NV	66	5,531
Heineken NV	150	14,161
Pernod Ricard SA	131	14,968
Remy Cointreau SA	16	1,399
		110,162
Building Materials - 0.9%
Cie de Saint-Gobain	314	13,305
HeidelbergCement AG	96	8,129
Imerys SA	24	1,702
		23,136
Chemicals - 5.9%
Air Liquide SA	235	25,062
Akzo Nobel NV	173	11,210
Arkema SA	48	4,098
BASF SE	647	50,823
Brenntag AG	106	5,263
Evonik Industries AG	86	2,681
FUCHS PETROLUB SE	24	923
K+S AG	127	2,653
Koninklijke DSM NV	118	7,554
LANXESS AG	62	2,929
Linde AG	131	18,849
OCI NV (a)	56	855
Solvay SA - Class A	48	4,981
Symrise AG	80	5,638
Umicore SA	74	4,281
Wacker Chemie AG	10	931
		148,731

Commercial Services - 1.6%
Abertis Infraestructuras SA	363	5,710
Atlantia SpA	328	8,196
Bureau Veritas SA	181	3,932
Edenred	138	3,130
Randstad Holding NV	72	3,097
RELX NV	660	11,935
Wirecard AG	76	3,534
		39,534
Computers - 0.9%
Atos SE	60	5,881
Capgemini SA	108	10,378
Gemalto NV	54	3,560
Ingenico Group SA	38	4,165
		23,984
Cosmetics/Personal Care - 3.5%
Beiersdorf AG	68	6,385
L’Oreal SA	168	31,977
Unilever NV	1,092	50,587
		88,949
Distribution/Wholesale - 0.1%
Rexel SA	210	3,121

Diversified Financial Services - 0.4%
Deutsche Boerse AG	131	11,001

Electric - 4.6%
E.ON SE	1,315	14,102
EDP - Energias de Portugal SA	1,324	4,541
EDP Renovaveis SA	136	1,101
Electricite de France SA	174	2,277
Endesa SA	218	4,581
Enel SpA	5,346	24,613
Engie SA	978	16,100
Fortum OYJ	312	5,180
Iberdrola SA	3,880	26,656
Red Electrica Corp SA	296	6,781
RWE AG (a)	339	6,028
Terna Rete Elettrica Nazionale SpA	1,001	5,450
		117,410
Electrical Components & Equipment - 1.6%
Legrand SA	182	10,041
OSRAM Licht AG	58	3,015
Prysmian SpA	140	3,274
Schneider Electric SE	387	25,320
		41,650
Electronics - 0.7%
Koninklijke Philips NV	649	17,320

Engineering & Construction - 2.3%
Acciona SA	18	1,329
ACS Actividades de Construccion y Servicios SA	120	3,441
Aena SA (Acquired 12/14/15, Cost $5,081) (a)(b)	44	6,346
Aeroports de Paris	20	2,127

Boskalis Westminster	54	1,984
Bouygues SA	125	3,698
Eiffage SA	44	3,381
Ferrovial SA	330	6,831
Fraport AG Frankfurt Airport Services Worldwide	24	1,312
HOCHTIEF AG	16	2,097
Vinci SA	327	24,820
		57,366
Entertainment - 0.1%
OPAP SA	144	1,151

Food - 3.5%
Carrefour SA	373	9,343
Casino Guichard Perrachon SA	40	2,167
Colruyt SA	44	2,454
Danone SA	398	30,649
Distribuidora Internacional de Alimentacion SA	412	2,571
Glanbia PLC	118	2,272
Jeronimo Martins SGPS SA	168	2,813
Kerry Group PLC - Class A	100	8,558
Kesko OYJ - Class B	46	2,050
Koninklijke Ahold Delhaize NV	884	21,111
METRO AG	112	3,604
Parmalat SpA	217	571
Suedzucker AG	52	1,300
		89,463
Food Service - 0.3%
Sodexo SA	62	7,261

Forest Products & Paper - 0.6%
Smurfit Kappa Group PLC	160	3,756
Stora Enso OYJ - Class R	395	3,586
UPM-Kymmene OYJ	373	7,686
		15,028
Gas - 0.7%
Enagas SA	159	4,848
Gas Natural SDG SA	211	4,365
Snam SpA	1,522	8,806
		18,019
Healthcare-Products - 0.8%
Essilor International SA	136	17,417
QIAGEN NV (a)	151	3,963
		21,380
Healthcare-Services - 1.4%
BioMerieux	10	1,382
Fresenius Medical Care AG & Co. KGaA	146	13,346
Fresenius SE & Co KGaA	275	20,535
		35,263
Holding Companies-Diversified - 0.2%
Bollore SA	674	2,440
Wendel SA	20	2,135
		4,575
Home Furnishings - 0.1%
SEB SA	18	2,397

Household Products/Wares - 0.5%
Henkel AG & Co. KGaA	80	8,685
Societe BIC SA	18	2,660
		11,345
Insurance - 5.6%
Aegon NV	1,309	5,336
Ageas	142	4,778
Allianz SE	313	44,897
Assicurazioni Generali SpA	867	11,418
AXA SA	1,325	27,005
CNP Assurances	112	1,711
Euler Hermes Group	8	662
Hannover Rueck SE	40	4,093
Mapfre SA	699	1,713
Muenchener Rueckversicherungs-Gesellschaft AG - Class R	101	16,847
NN Group NV	197	5,313
Sampo OYJ - Class A	323	13,387
SCOR SE	108	3,156
Talanx AG	26	782
UnipolSai SpA	713	1,196
Vienna Insurance Group AG Wiener Versicherung Gruppe	26	516
		142,810
Internet - 0.3%
Iliad SA	16	3,110
United Internet AG	78	3,448
		6,558
Investment Companies - 0.3%
Corp. Financiera Alba SA	12	511
EXOR SpA	72	2,804
Groupe Bruxelles Lambert SA	52	4,386
		7,701
Iron/Steel - 0.6%
Acerinox SA	94	1,256
ArcelorMittal (a)	701	4,506
ThyssenKrupp AG	297	6,807
Voestalpine AG	78	2,749
		15,318
Lodging - 0.2%
Accor SA	143	5,983

Machinery-Diversified - 1.4%
Alstom SA (a)	105	2,584
ANDRITZ AG	50	2,549
CNH Industrial NV	643	4,587
GEA Group AG	120	6,404
Kone OYJ - Class B	266	13,469
MAN SE	24	2,516
Metso OYJ	92	2,552
Zardoya Otis SA	121	1,188
		35,849
Media - 2.0%
Altice NV - Class A (a)	270	4,007
Altice NV - Class B (a)	82	1,212

Axel Springer SE	28	1,534
Kabel Deutschland Holding AG	14	1,659
Lagardere SCA	74	1,890
Mediaset Espana Comunicacion SA	133	1,529
Mediaset SpA	526	1,593
ProSiebenSat.1 Media SE	143	6,537
Rizzoli Corriere Della Sera Mediagroup SpA (a)	42	38
RTL Group SA	26	2,216
SFR Group SA	62	1,465
Telenet Group Holding NV (a)	34	1,613
Television Francaise 1	72	696
Vivendi SA	809	15,905
Wolters Kluwer NV	207	8,707
		50,601
Metal Fabricate/Hardware - 0.2%
Tenaris SA	331	4,426
Vallourec SA (a)	78	284
		4,710
Miscellaneous Manufacturing - 2.6%
Siemens AG	555	60,262
Wartsila OYJ Abp	104	4,514
		64,776
Oil & Gas - 4.6%
Eni SpA	1,728	26,429
Galp Energia SGPS SA	335	4,573
Neste OYJ	88	3,332
OMV AG	98	2,604
Repsol SA	744	9,378
TOTAL SA	1,468	70,179
		116,495
Oil & Gas Services - 0.2%
Saipem SpA (a)	1,672	731
Technip SA	76	4,242
		4,973
Pharmaceuticals - 6.0%
Bayer AG	569	61,210
Grifols SA	228	4,999
Ipsen SA	24	1,566
Merck KGaA	88	9,716
Orion OYJ - Class B	70	2,867
Sanofi	776	66,065
UCB SA	80	6,258
		152,681
Pipelines - 0.1%
Koninklijke Vopak NV	46	2,365

Private Equity - 0.1%
Eurazeo SA	29	1,854

Real Estate - 0.9%
Deutsche Wohnen AG - Class BR	236	8,832
Vonovia SE	327	12,960
		21,792

Retail - 1.9%
Fielmann AG	18	1,391
GrandVision NV (Acquired 12/14/15, Cost $947) (b)	34	925
HUGO BOSS AG	44	2,610
Industria de Diseno Textil SA	728	25,182
Kering	50	9,498
Luxottica Group SpA	118	5,727
Salvatore Ferragamo SpA	32	753
Zalando SE (Acquired 12/14/15, Cost $2,760) (a)(b)	72	2,731
		48,817
Semiconductors - 1.6%
ASML Holding NV	227	25,110
Infineon Technologies AG	787	13,022
STMicroelectronics NV	426	3,108
		41,240
Software - 3.0%
Amadeus IT Holding SA	296	13,897
Dassault Systemes	84	6,937
SAP SE	627	54,965
		75,799
Telecommunications - 5.6%
Deutsche Telekom AG	2,178	37,073
Elisa OYJ	108	3,917
Eutelsat Communications SA	110	2,186
Hellenic Telecommunications Organization SA	166	1,615
Koninklijke KPN NV	2,180	7,173
Nokia OYJ	3,842	22,078
Orange SA	1,338	20,479
Proximus SADP	96	2,996
SES SA	204	4,469
Telecom Italia SpA (a)	6,717	5,734
Telecom Italia SpA - Savings Shares	4,143	2,883
Telefonica Deutschland Holding AG	471	1,922
Telefonica SA	2,913	28,555
Telekom Austria AG	54	318
		141,398
Transportation - 1.0%
bpost SA	68	1,781
Deutsche Post AG	667	19,903
Groupe Eurotunnel SE	322	3,346
		25,030
Water - 0.4%
Suez	222	3,603
Veolia Environnement SA	320	7,105
		10,708
TOTAL COMMON STOCKS (Cost $2,405,349)		2,383,144

EXCHANGE TRADED FUNDS - 2.3%
iShares MSCI Eurozone ETF	1,720	58,188
TOTAL EXCHANGE TRADED FUNDS (Cost $57,455)		58,188

PREFERRED STOCKS - 1.8%
Auto Manufacturers - 1.0%
Bayerische Motoren Werke AG	38	2,753
Porsche Automobil Holding SE	104	5,450

Volkswagen AG	126	17,721
		25,924
Chemicals - 0.1%
FUCHS PETROLUB SE	48	2,026

Electric - 0.0% (c)
RWE AG	22	286

Household Products/Wares - 0.6%
Henkel AG & Co. KGaA	118	14,696

Pharmaceuticals - 0.1%
Grifols SA - Class B	176	2,958
TOTAL PREFERRED STOCKS (Cost $43,328)		45,890

REAL ESTATE INVESTMENT TRUSTS - 1.3%
Fonciere Des Regions	24	2,258
Gecina SA	26	3,933
ICADE	24	1,850
Klepierre	140	6,703
Unibail-Rodamco SE	68	18,713
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $29,783)		33,457

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
Short-Term Investments Trust Government & Agency Portfolio, Institutional Class, 0.28% (d)	4,369	4,369
TOTAL SHORT-TERM INVESTMENTS (Cost $4,369)		4,369

Total Investments (Cost $2,540,284) - 99.8%		2,525,048
Other Assets in Excess of Liabilities - 0.2%		3,880
TOTAL NET ASSETS - 100.0%		$2,528,928

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)
Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The value of those securities total $12,696.

(c)	Less than 0.05%.
(d)	Rate disclosed is the seven day yield as of July 31, 2016

The cost basis of investments for federal income tax purposes at July 31, 2016 was as follows*:
Cost of investments	$2,540,284
Gross unrealized appreciation	182,695
Gross unrealized depreciation	(197,931)
Net unrealized depreciation	$(15,236)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

Pacer Autopilot Hedged European Index ETF
Schedule of Open Forward Currency Contracts
July 31, 2016 (Unaudited)
Forward Expiration Date	Currency to be Received	Amount of Currency to be Received	Currency to be Delivered	Amount of Currency to be Delivered	Unrealized Depreciation
9/2/2016	Euro	2,221,249	U.S. Dollars	2,486,000	$(886)
					$(886)

Pacer Global High Dividend ETF
Schedule of Investments
July 31, 2016 (Unaudited)
	Shares	Value
COMMON STOCKS - 94.5%
Australia - 5.1%
Amcor Ltd.	5,006	$57,141
BHP Billiton Ltd.	21,505	319,009
Caltex Australia Ltd.	1,189	29,963
Coca-Cola Amatil Ltd.	4,807	33,681
Tatts Group Ltd.	7,956	24,971
Telstra Corp. Ltd.	71,280	312,555
		777,320
Belgium - 1.9%
Anheuser-Busch InBev SA/NV	2,276	293,390

Finland - 1.6%
Fortum OYJ	8,684	144,175
Kone OYJ - Class B	2,095	106,079
		250,254
France - 6.3%
Cie de Saint-Gobain	2,086	88,389
Cie Generale des Etablissements Michelin	670	68,494
Engie SA	19,074	314,008
Orange SA	12,409	189,926
Sanofi	3,554	302,574
		963,391
Germany - 3.4%
E.ON SE	13,486	144,623
Evonik Industries AG	2,433	75,836
Siemens AG	2,702	293,385
		513,844
Hong Kong - 1.8%
Li & Fung Ltd.	86,823	43,421
NWS Holdings Ltd.	24,298	39,712
PCCW Ltd.	45,925	33,445
Power Assets Holdings Ltd.	9,382	91,844
Sun Art Retail Group Ltd.	43,947	30,531
Yue Yue Industrial Holdings Ltd.	8,092	32,854
		271,807
Israel - 0.4%
Bezeq The Israeli Telecommunication Corp. Ltd.	27,553	54,482

Italy - 0.6%
Atlantia SpA	3,678	91,904

Japan - 5.4%
Bridgestone Corp.	3,030	106,934
Canon, Inc.	5,729	164,793
FANUC Corp.	1,007	170,983
ITOCHU Corp.	6,192	71,153

JX Holdings, Inc.	10,131	38,514
Kawasaki Heavy Industries Ltd	6,671	20,072
Kubota Corp.	4,811	71,551
Mitsui & Co. Ltd.	9,635	114,117
NSK Ltd.	2,060	17,746
Seiko Epson Corp.	1,430	25,703
Sumitomo Metal Mining Co. Ltd.	2,493	30,382
		831,948
Luxembourg - 0.4%
Tenaris SA	5,014	67,044

Netherlands - 0.4%
Koninklijke KPN NV	16,317	53,688

New Zealand - 0.6%
Fletcher Building Ltd.	3,667	25,662
Meridian Energy Ltd.	15,455	31,253
Spark New Zealand Ltd.	13,463	38,357
		95,272
Norway - 1.1%
Telenor ASA	10,029	167,484

Singapore - 0.7%
Hutchison Port Holdings Trust	107,483	51,054
Singapore Press Holdings Ltd.	7,549	21,284
StarHub Ltd.	11,568	33,823
		106,161
South Korea - 2.9%
Korea Electric Power Corp.	4,246	232,362
POSCO	395	79,871
SK Innovation Co. Ltd.	366	47,704
SK Telecom Co. Ltd.	404	82,953
		442,890
Spain - 2.8%
Endesa SA	7,219	151,692
Telefonica SA	28,491	279,288
		430,980
Sweden - 1.7%
Telefonaktiebolaget LM Ericsson - Class B	22,882	170,605
Telia Co. AB	19,818	90,440
		261,045
Switzerland - 7.7%
ABB Ltd.	9,743	207,084
Kuehne + Nagel International AG - Class R	539	75,633
Nestle SA	3,894	312,179
Novartis AG	3,613	299,344
Roche Holding AG	1,106	282,434
		1,176,674
United Kingdom - 11.7%
British American Tobacco PLC	4,782	305,330
BT Group PLC	41,010	224,345
Centrica PLC	38,848	123,958

Diageo PLC	10,088	288,515
Imperial Brands PLC	5,085	268,079
Next PLC	557	37,042
Rio Tinto PLC	10,611	345,672
Sky PLC	7,812	95,169
WPP PLC	4,661	104,743
		1,792,853
United States - 38.0%
AbbVie, Inc.	4,491	297,439
Altria Group, Inc.	4,469	302,551
AT&T, Inc.	7,444	322,251
Boeing Co.	2,292	306,349
Cisco Systems, Inc.	10,021	305,941
Cummins, Inc.	681	83,606
Eaton Corp. PLC	2,029	128,659
Emerson Electric Co.	2,857	159,706
Ford Motor Co.	22,387	283,419
HP, Inc.	9,364	131,190
Intel Corp.	9,231	321,793
International Business Machines Corp.	1,909	306,624
Las Vegas Sands Corp.	5,565	281,867
LyondellBasell Industries NV - Class A	2,053	154,509
Merck & Co., Inc.	5,155	302,392
Paychex, Inc.	1,321	78,309
Pfizer, Inc.	8,416	310,466
Philip Morris International, Inc.	2,887	289,451
Procter & Gamble Co.	3,542	303,160
QUALCOMM, Inc.	5,313	332,487
Target Corp.	2,374	178,833
Thomson Reuters Corp. (a)	2,954	124,459
Valero Energy Corp.	1,985	103,776
Verizon Communications, Inc.	5,732	317,610
Viacom, Inc. - Class B	1,726	78,481
		5,805,328
TOTAL COMMON STOCKS (Cost $13,824,871)		14,447,759

EXCHANGE TRADED FUNDS - 0.7%
iShares MSCI EAFE ETF	964	55,931
SPDR S&P 500 ETF Trust	207	44,950
TOTAL EXCHANGE TRADED FUNDS (Cost $98,205)		100,881

REAL ESTATE INVESTMENT TRUSTS - 4.4%
Australia - 1.0%
Dexus Property Group	6,170	45,810
Goodman Group	7,180	41,142
Vicinity Centres	26,383	69,372
		156,324
Singapore - 0.4%
Ascendas Real Estate Investment Trust	17,379	31,758
CapitaLand Mall Trust	19,455	31,054
		62,812

United States - 3.0%
HCP, Inc.	3,872	151,899
Ventas, Inc.	1,833	139,601
Welltower, Inc.	2,045	162,230
		453,730
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $628,317)		672,866

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
Short-Term Investments Trust Government & Agency Portfolio, Institutional Class, 0.28% (b)	44,294	44,294
TOTAL SHORT-TERM INVESTMENTS (Cost $44,294)		44,294

Total Investments (Cost $14,595,687) - 99.9%		15,265,800
Other Assets in Excess of Liabilities - 0.1%		14,826
TOTAL NET ASSETS - 100.0%		$15,280,626

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of July 31, 2016

The cost basis of investments for federal income tax purposes at July 31, 2016 was as follows*:
Cost of investments	$14,595,687
Gross unrealized appreciation	840,487
Gross unrealized depreciation	(170,374)
Net unrealized appreciation	$670,113

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

Valuation Measurements (unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements.  The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”).  The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on NASDAQ Global Market (“NASDAQ”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on NASDAQ, the NASDAQ Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exceptin of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturies of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees (the “Board”).

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of July 31, 2016:

Pacer Trendpilot 750 ETF
Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$380,465,384	$-	$-	$380,465,384
Exchange Traded Funds	365,238	-	-	365,238
Investment Companies	183,829	-	-	183,829
Real Estate Investment Trusts	16,253,287	-	-	16,253,287
Short-Term Investments	927,783	-	-	927,783
Total Investments in Securities	$398,195,521	$-	$-	$398,195,521
^ See Schedule of Investments for sector breakouts.
Pacer Trendpilot 450 ETF
Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$138,784,081	$-	$-	$138,784,081
Exchange Traded Funds	1,057,324	-	-	1,057,324
Investment Companies	825,488	-	-	825,488
Real Estate Investment Trusts	27,311,937	-	-	27,311,937
Short-Term Investments	337,828	-	-	337,828
Total Investments in Securities	$168,316,658	$-	$-	$168,316,658
^ See Schedule of Investments for sector breakouts.
Pacer Trendpilot 100 ETF
Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$60,057,507	$-	$-	$60,057,507
Exchange Traded Funds	32,841	-	-	32,841
Short-Term Investments	63,987	-	-	63,987
Total Investments in Securities	$60,154,335	$-	$-	$60,154,335
^ See Schedule of Investments for sector breakouts.
Pacer Trendpilot European Index ETF
Description^	Level 1	Level 2	Level 3	Total
Short-Term Investments	$2,281,834	$-	$-	$2,281,834
Total Investments in Securities	$2,281,834	$-	$-	$2,281,834
^ See Schedule of Investments for sector breakouts.
Pacer Autopilot Hedged European Index ETF
Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$2,383,144	$-	$-	$2,383,144
Exchange Traded Funds	58,188	-	-	58,188
Preferred Stocks	45,890	-	-	45,890
Real Estate Investment Trusts	33,457	-	-	33,457
Short-Term Investments	4,369	-	-	4,369
Total	$2,525,048	$-	$-	$2,525,048
^ See Schedule of Investments for sector breakouts.
Other Financial Instruments*
Forward Currency Contracts	(886)		-	(886)
Total	$(886)	$-	$-	$(886)
*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts.  These instruments are reflected at the unrealized appreciation (depreciation) on the instrument.

Pacer Global High Dividend ETF
Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$14,447,759	$-	$-	$14,447,759
Exchange Traded Funds	100,881	-	-	100,881
Real Estate Investment Trusts	672,866	-	-	672,866
Short-Term Investments	44,294	-	-	44,294
Total Investments in Securities	$15,265,800	$-	$-	$15,265,800
^ See Schedule of Investments for sector breakouts.
Transfers between levels are recognized at the end of the reporting period. During the period ended July 31, 2016, the Funds recognized no transfers to or from Levels 1, 2, or 3.

Derivative Instruments and Hedging Activities (unaudited)

Pacer Autopilot Hedged European Index ETF

The Trust has adopted derivative instruments disclosure standards, in order to enable the investor to understand how and why an entity used derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Funds enter into foreign currency forward contracts for the purpose of hedging against declines in the value of a Fund’s total assets that are denominated in one or more foreign currencies, to facilitate local securities settlements, or to protect against currency exposure in connection with distributions to shareholders.  Currency exchange trading risks include, but are not limited to, exchange rate risk, maturity gap, interest rate risk, and potential interference by foreign governments through regulation of local exchange markets, foreign investment or particular transactions in foreign currency.

Balance Sheet -- Values of Derivative Instruments as of July 31, 2016
	Liability Derivatives
	Statement of Assets and Liabilities Location	Value
Foreign Exchange Contracts - Forward Currency Contracts	Depreciation of Forward Currency Contracts	886

The average monthly notional amount of long forward currency contracts during the period ended July 31, 2016, was $828,667.

Derivative Risks

The risks of using various types of derivatives in which the Fund may engage include: the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Fund in the manner intended by the Adviser; the risk that the counterparty to a derivative contract may fail to comply with its obligations to the Fund; the risk that there may not be a liquid secondary market for the derivative at a time when the Fund would look to disengage the position; the risk that additional capital from the Fund may be called upon to fulfill the conditions of the derivative contract; the risk that the use of derivatives in the Fund may induce leverage in the Fund, and the risk that the cost of the derivative contracts may reduce the overall returns experienced by the Fund.

Item 2. Controls and Procedures.
(a)	The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)             Pacer Funds Trust

By (Signature and Title)          /s/ Joe M. Thomson
Joe M. Thomson, President

Date          09/06/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Joe M. Thomson
Joe M. Thomson, President

Date          09/06/16

By (Signature and Title)*        /s/ Sean E. O’Hara
Sean E. O’Hara, Treasurer

Date          09/02/16

* Print the name and title of each signing officer under his or her signature.